As filed with the Securities and Exchange
Commission on February 25, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10267

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Starr E. Frohlich

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

GuideMarkSM Large Cap Growth Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 100.13%

	Aerospace & Defense - 5.36%
30,823	Boeing Co.	$4,207,031
24,142	Honeywell International, Inc.	2,205,855
30,871	United Technologies Corp.	3,513,120
		9,926,006

	Air Freight & Logistics - 1.29%
22,761	United Parcel Service, Inc.	2,391,726

	Automobiles - 0.75%
89,673	Ford Motor Co. (a)	1,383,654

	Beverages - 0.62%
10,795	Anheuser-Busch InBev NV - ADR	1,149,236

	Biotechnology - 7.11%
35,461	Amgen, Inc.	4,048,228
8,939	Biogen Idec, Inc. (a)	2,500,685
19,931	Celgene Corp. (a)	3,367,542
43,113	Gilead Sciences, Inc. (a)	3,239,942
		13,156,397

	Chemicals - 0.17%
2,669	Monsanto Co.	311,072

	Commercial Services & Supplies - 0.35%
15,932	The ADT Corp.	644,768

	Communications Equipment - 2.89%
105,381	Cisco Systems, Inc.	2,365,804
40,301	QUALCOMM, Inc.	2,992,349
		5,358,153

	Computers & Peripherals - 6.92%
9,955	Apple, Inc.	5,585,850
81,518	NetApp, Inc.	3,353,650
29,561	SanDisk Corp. (a)	2,085,233
21,284	Western Digital Corp.	1,785,728
		12,810,461

	Consumer Finance - 1.62%
33,035	American Express Co.	2,997,266

	Diversified Financial Services - 2.54%
130,627	Bank of America Corp.	2,033,862
8,018	IntercontinentalExchange Group, Inc. (a)	1,803,409
14,664	JPMorgan Chase & Co.	857,551
		4,694,822

	Electrical Equipment - 0.92%
14,433	Rockwell Automation, Inc.	1,705,403

	Energy Equipment & Services - 1.52%
20,643	National-Oilwell Varco, Inc.	1,641,738
14,953	Oceaneering International, Inc. (a)	1,179,492
		2,821,230

	Food & Staples Retailing - 1.58%
11,951	Costco Wholesale Corp.	1,422,288
20,975	CVS Caremark Corp.	1,501,181
		2,923,469

	Food Products - 0.72%
17,601	Green Mountain Coffee Roasters, Inc. (a)(b)	1,330,284

	Health Care Equipment & Supplies - 4.03%
15,394	Becton, Dickinson & Co.	1,700,883
12,530	C.R. Bard, Inc.	1,678,268
37,899	Medtronic, Inc.	2,175,024
20,564	Zimmer Holdings, Inc.	1,916,359
		7,470,534

	Health Care Providers & Services - 2.87%
20,673	Aetna, Inc.	1,417,961
26,163	Express Scripts Holding Co. (a)	1,837,689
12,726	McKesson Corp.	2,053,977
		5,309,627

	Hotels, Restaurants & Leisure - 3.67%
2,714	Chipotle Mexican Grill, Inc. (a)	1,445,965
25,010	Starwood Hotels & Resorts Worldwide, Inc.	1,987,044
27,572	Wyndham Worldwide Corp.	2,031,781
6,900	Wynn Resorts Ltd.	1,340,049
		6,804,839

	Household Durables - 0.75%
68,131	Pulte Homes, Inc.	1,387,828

	Industrial Conglomerates - 2.05%
19,672	3M Co.	2,758,998
25,205	Tyco International Ltd. - ADR	1,034,413
		3,793,411

	Internet & Catalog Retail - 2.29%
3,808	Amazon.com, Inc. (a)	1,518,592
20,641	Homeaway, Inc. (a)	843,804
1,610	Priceline.com, Inc. (a)	1,871,464
		4,233,860

	Internet Software & Services - 8.75%
10,400	eBay, Inc. (a)	570,856
54,385	Facebook, Inc. (a)	2,972,684
6,622	Google, Inc. (a)	7,421,342
36,633	IAC/InterActiveCorp	2,516,321
4,735	LinkedIn Corp. (a)	1,026,690
41,900	Yahoo, Inc. (a)	1,694,436
		16,202,329

	IT Services - 3.41%
6,811	Alliance Data Systems Corp. (a)	1,790,816
25,473	Paychex, Inc.	1,159,786
15,140	Visa, Inc.	3,371,375
		6,321,977

	Machinery - 4.58%
36,324	Danaher Corp.	2,804,213
18,166	Dover Corp.	1,753,746
19,128	Illinois Tool Works, Inc.	1,608,282
17,935	Parker Hannifin Corp.	2,307,158
		8,473,399

	Media - 5.47%
63,310	Comcast Corp.	3,289,904
13,663	Discovery Communications, Inc. (a)	1,235,408
27,294	Omnicom Group, Inc.	2,029,855
15,836	Scripps Networks Interactive, Inc.	1,368,389
62,676	Twenty-First Century Fox, Inc.	2,204,942
		10,128,498

	Multiline Retail - 0.62%
20,314	Dollar Tree, Inc. (a)	1,146,116

	Oil & Gas - 1.51%
11,548	Apache Corp.	992,435
35,859	Valero Energy Corp.	1,807,294
		2,799,729

	Pharmaceuticals - 2.38%
24,739	Eli Lilly & Co.	1,261,689
17,889	Johnson & Johnson	1,638,453
30,179	Merck & Co., Inc.	1,510,459
		4,410,601

	Semiconductor & Semiconductor Equipment - 3.42%
85,187	Altera Corp.	2,771,133
29,235	Microchip Technology, Inc. (b)	1,308,266
20,127	Skyworks Solutions, Inc. (a)	574,827
36,515	Xilinx, Inc.	1,676,769
		6,330,995

	Software - 11.76%
42,145	Check Point Software Technologies Ltd. - ADR (a)	2,719,196
19,156	Informatica Corp. (a)	794,974
18,207	Intuit, Inc.	1,389,558
242,749	Microsoft Corp.	9,086,095
7,601	NetSuite, Inc. (a)	783,055
137,247	Oracle Corp.	5,251,070
26,599	salesforce.com, Inc. (a)	1,467,999
4,049	Splunk, Inc. (a)	278,045
		21,769,992

	Specialty Retail - 7.10%
44,446	Home Depot, Inc.	3,659,684
74,263	Lowe’s Companies, Inc.	3,679,732
10,642	O’Reilly Automotive, Inc. (a)	1,369,732
13,318	PetSmart, Inc.	968,884
4,541	Sherwin Williams Co.	833,273
12,840	The Buckle, Inc. (b)	674,870
30,853	The TJX Companies, Inc.	1,966,262
		13,152,437

	Textiles, Apparel & Luxury Goods - 1.11%
11,118	Lululemon Athletica, Inc. (a)(b)	656,295
17,723	Nike, Inc.	1,393,737
		2,050,032
	Total Common Stocks (Cost $126,942,150)	185,390,151

	SHORT TERM INVESTMENTS - 0.03%

	Money Market Funds - 0.03%
61,520	Federated Prime Obligations Fund	61,520
	Total Short Term Investments (Cost $61,520)	61,520

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.06%

	Money Market Funds - 1.97%
3,650,275	First American Government Obligations Fund	3,650,275
20,508	Reserve Primary Fund (c)	792
	Total Money Market Funds (Cost $3,667,967)	3,651,067

Principal Amount
	Cash - 0.09%
$156,273	Cash	156,273
	Total Cash (Cost $156,273)	156,273

	Total Investments Purchased as Securities Lending Collateral (Cost $3,824,240)	3,807,340

	Total Investments (Cost $130,827,910) - 102.22%	189,259,011
	Liabilities in Excess of Other Assets - (2.22)%	(4,101,483)
	TOTAL NET ASSETS - 100.00%	$185,157,528

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of December 31, 2013, the Fund has fair valued this security and deemed it illliquid. The value of this security was $792, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$130,827,910
Gross unrealized appreciation	59,210,745
Gross unrealized depreciation	(779,644)
Net unrealized appreciation	$58,431,101

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Large Cap Value Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.90%

	Aerospace & Defense - 3.69%
23,500	General Dynamics Corp.	$2,245,425
22,900	Honeywell International, Inc.	2,092,373
32,600	Raytheon Co.	2,956,820
		7,294,618

	Auto Components - 1.54%
50,700	Delphi Automotive Plc	3,048,591

	Automobiles - 3.06%
33,300	Daimler AG - ADR (a)	2,908,422
76,800	General Motors Co. (b)	3,138,816
		6,047,238

	Capital Markets - 3.66%
24,600	Ameriprise Financial, Inc.	2,830,230
100,500	E*TRADE Financial Corp. (b)	1,973,820
33,300	State Street Corp.	2,443,887
		7,247,937

	Chemicals - 2.46%
30,800	E.I. du Pont de Nemours & Co.	2,001,076
39,800	Rockwood Holdings, Inc.	2,862,416
		4,863,492

	Commercial Banks - 6.30%
143,400	Fifth Third Bancorp	3,015,702
227,800	First Niagara Financial Group, Inc.	2,419,236
38,400	PNC Financial Services Group, Inc.	2,979,072
89,200	Wells Fargo & Co.	4,049,680
		12,463,690

	Construction & Engineering - 1.34%
82,900	KBR, Inc.	2,643,681

	Construction Materials - 1.67%
129,600	CRH Plc - ADR	3,311,280

	Consumer Finance - 7.29%
28,800	American Express Co.	2,613,024
65,900	Capital One Financial Corp.	5,048,599
46,500	Discover Financial Services	2,601,675
158,600	SLM Corp. (b)	4,168,008
		14,431,306

	Diversified Financial Services - 7.83%
275,800	Bank of America Corp.	4,294,206
37,500	CIT Group, Inc.	1,954,875
92,280	Citigroup, Inc.	4,808,711
75,800	JPMorgan Chase & Co.	4,432,784
		15,490,576

	Diversified Telecommunication Services - 1.49%
59,900	Verizon Communications, Inc.	2,943,486

	Electrical Equipment - 2.71%
42,000	Eaton Corp. Plc	3,197,040
30,800	Emerson Electric Co.	2,161,544
		5,358,584

	Energy Equipment & Services - 3.92%
36,200	National-Oilwell Varco, Inc.	2,878,986
58,000	Noble Corp. Plc	2,173,260
65,800	SeaDrill Ltd. (a)	2,703,064
		7,755,310

	Food & Staples Retailing - 1.69%
17,600	CVS Caremark Corp.	1,259,632
36,200	Walgreen Co.	2,079,328
		3,338,960

	Health Care Equipment & Supplies - 1.84%
63,300	Medtronic, Inc.	3,632,787

	Health Care Providers & Services - 6.68%
44,600	Cardinal Health, Inc.	2,979,726
26,700	CIGNA Corp.	2,335,716
50,300	Omnicare, Inc.	3,036,108
39,600	UnitedHealth Group, Inc.	2,981,880
20,500	WellPoint, Inc. (b)	1,893,995
		13,227,425

	Hotels, Restaurants & Leisure - 4.40%
74,300	Carnival Corp. - ADR	2,984,631
141,500	International Game Technology	2,569,640
66,600	Royal Caribbean Cruises Ltd.	3,158,172
		8,712,443

	Household Durables - 1.28%
31,500	Stanley Black & Decker, Inc.	2,541,735

	Industrial Conglomerates - 1.71%
82,700	Tyco International Ltd. - ADR	3,394,008

	Insurance - 1.59%
61,600	American International Group, Inc. (b)	3,144,680

	Machinery - 6.39%
26,400	Illinois Tool Works, Inc.	2,219,712
28,550	ITT Corp.	1,239,641
43,600	Joy Global, Inc. (a)	2,550,164
42,789	Pentair Ltd.	3,323,421
33,300	SPX Corp. (a)	3,317,013
		12,649,951

	Multiline Retail - 1.23%
38,600	Target Corp.	2,442,222

	Oil & Gas - 5.76%
60,100	BP Plc - ADR	2,921,461
38,600	ConocoPhillips	2,727,090
83,100	Marathon Oil Corp.	2,933,430
29,700	Occidental Petroleum Corp.	2,824,470
		11,406,451

	Pharmaceuticals - 5.00%
30,900	Johnson & Johnson	2,830,131
38,900	Merck & Co., Inc.	1,946,945
90,300	Pfizer, Inc.	2,765,889
43,700	Sanofi Aventis - ADR	2,343,631
		9,886,596

	Semiconductor & Semiconductor Equipment - 4.25%
168,700	Fairchild Semiconductor International, Inc. (b)	2,252,145
67,300	Microchip Technology, Inc. (a)	3,011,675
71,600	Texas Instruments, Inc.	3,143,956
		8,407,776

	Software - 3.09%
91,800	CA, Inc.	3,089,070
81,100	Microsoft Corp.	3,035,573
		6,124,643

	Textiles, Apparel & Luxury Goods - 1.60%
45,200	Hanesbrands, Inc. (b)	3,176,204

	Thrifts & Mortgage Finance - 3.01%
182,000	New York Community Bancorp, Inc. (a)	3,066,700
191,600	People’s United Financial, Inc.	2,896,992
		5,963,692

	Tobacco - 2.32%
61,600	Altria Group, Inc.	2,364,824
25,500	Philip Morris International, Inc.	2,221,815
		4,586,639

	Wireless Telecommunication Services - 1.10%
55,400	Vodafone Group Plc - ADR	2,177,774
	Total Common Stocks (Cost $131,372,291)	197,713,775

	SHORT TERM INVESTMENTS - 0.01%

	Money Market Funds - 0.01%
29,175	Federated Prime Obligations Fund	29,175
	Total Short Term Investments (Cost $29,175)	29,175

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.60%

	Money Market Funds - 5.37%
10,624,152	First American Government Obligations Fund	10,624,152
23,460	Reserve Primary Fund (c)	906
	Total Money Market Funds (Cost $10,644,395)	10,625,058

Principal Amount
	Cash - 0.23%
$454,834	Cash	454,834
	Total Cash (Cost $454,834)	454,834

	Total Investments Purchased as Securities Lending Collateral (Cost $11,099,229)	11,079,892

	Total Investments (Cost $142,500,695) - 105.51%	208,822,842
	Liabilities in Excess of Other Assets - (5.51)%	(10,911,746)
	TOTAL NET ASSETS - 100.00%	$197,911,096

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of December 31, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $906, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$142,500,695
Gross unrealized appreciation	66,497,578
Gross unrealized depreciation	(175,431)
Net unrealized appreciation	$66,322,147

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Small/Mid Cap Core Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.94%

	Aerospace & Defense - 2.31%
11,740	BE Aerospace, Inc. (a)	$1,021,732
11,450	Triumph Group, Inc.	871,002
		1,892,734

	Airlines - 1.69%
9,400	Alaska Air Group, Inc.	689,678
4,300	Copa Holdings SA	688,473
		1,378,151

	Auto Components - 1.56%
14,190	Cooper Tire & Rubber Co.	341,127
12,520	TRW Automotive Holdings Corp. (a)	931,363
		1,272,490

	Biotechnology - 3.74%
10,690	BioMarin Pharmaceutical, Inc. (a)	751,186
12,740	Celldex Therapeutics, Inc. (a)	308,435
11,280	Cubist Pharmaceuticals, Inc. (a)	776,854
13,640	Medivation, Inc. (a)	870,505
5,390	Synageva BioPharma Corp. (a)(b)	348,841
		3,055,821

	Building Products - 0.61%
10,890	Fortune Brands Home & Security, Inc.	497,673

	Capital Markets - 3.81%
57,930	E*TRADE Financial Corp. (a)	1,137,745
26,220	FXCM, Inc. (b)	467,765
28,700	Invesco Ltd.	1,044,680
2,340	Virtus Investment Partners, Inc. (a)	468,117
		3,118,307

	Chemicals - 3.56%
9,280	Ashland, Inc.	900,531
24,990	Innospec, Inc.	1,155,038
11,850	Rockwood Holdings, Inc.	852,252
		2,907,821

	Commercial Banks - 7.36%
81,450	Boston Private Financial Holdings, Inc.	1,027,899
44,752	CVB Financial Corp.	763,917
33,300	East West Bancorp, Inc.	1,164,501
48,320	FirstMerit Corp.	1,074,153
23,620	Hanmi Financial Corp.	517,042
91,400	Huntington Bancshares, Inc.	882,010
23,140	Investors Bancorp, Inc.	591,921
		6,021,443

	Commercial Services & Supplies - 0.33%
7,050	Multi-Color Corp.	266,067

	Computers & Peripherals - 1.60%
15,500	Electronics for Imaging, Inc. (a)	600,315
20,820	NCR Corp. (a)	709,129
		1,309,444

	Construction & Engineering - 0.42%
10,750	KBR, Inc.	342,817

	Construction Materials - 1.46%
8,490	Eagle Materials, Inc.	657,381
5,360	Martin Marietta Materials, Inc. (b)	535,678
		1,193,059

	Consumer Finance - 0.82%
26,390	Springleaf Holdings, Inc. (a)	667,139

	Containers & Packaging - 0.62%
4,860	Rock-Tenn Co.	510,349

	Diversified Consumer Services - 1.09%
49,280	Service Corp. International	893,446

	Diversified Financial Services - 1.27%
42,660	Interactive Brokers Group, Inc.	1,038,344

	Diversified Telecommunication Services - 0.21%
4,160	Cogent Communications Group, Inc.	168,106

	Electric Utilities - 1.91%
32,430	Great Plains Energy, Inc.	786,103
25,830	Portland General Electric Co.	780,066
		1,566,169

	Electrical Equipment - 1.96%
46,760	InvenSense, Inc. (a)(b)	971,673
8,600	Regal Beloit Corp.	633,992
		1,605,665

	Energy Equipment & Services - 2.34%
5,400	Dril-Quip, Inc. (a)	593,622
25,400	Forum Energy Technologies, Inc. (a)	717,804
10,180	Tidewater, Inc.	603,369
		1,914,795

	Food & Staples Retailing - 0.34%
3,720	United Natural Foods, Inc. (a)(b)	280,451

	Food Products - 0.78%
15,000	Darling International, Inc. (a)	313,200
14,210	WhiteWave Foods Co. (a)	325,977
		639,177

	Gas Utilities - 1.24%
22,300	Atmos Energy Corp.	1,012,866

	Health Care Equipment & Supplies - 1.52%
31,340	Hologic, Inc. (a)(b)	700,449
5,810	Teleflex, Inc.	545,327
		1,245,776

	Health Care Providers & Services - 2.24%
8,720	Air Methods Corp. (a)	508,638
15,200	Catamaran Corp. (a)	721,696
7,400	Universal Health Services, Inc.	601,324
		1,831,658

	Hotels, Restaurants & Leisure - 1.09%
12,130	Wyndham Worldwide Corp.	893,860

	Household Durables - 3.54%
17,105	Jarden Corp. (a)	1,049,392
7,090	Mohawk Industries, Inc. (a)	1,055,701
8,370	Tupperware Brands Corp.	791,216
		2,896,309

	Household Products - 0.69%
3,860	Energizer Holdings, Inc.	417,807
1,940	WD-40 Co.	144,879
		562,686

	Industrial Conglomerates - 1.11%
11,470	Carlisle Companies, Inc.	910,718

	Insurance - 5.49%
28,300	Axis Capital Holdings Ltd.	1,346,231
580	Fidelity & Guaranty Life (a)	10,985
21,240	Reinsurance Group of America	1,644,189
22,520	StanCorp Financial Group, Inc.	1,491,950
		4,493,355

	Internet Software & Services - 2.51%
12,460	Cornerstone OnDemand, Inc. (a)	664,616
20,120	Move, Inc. (a)	321,719
5,250	OpenTable, Inc. (a)(b)	416,692
9,470	Yelp, Inc. (a)	652,957
		2,055,984

	IT Services - 3.12%
25,500	Evertec, Inc.	628,830
14,220	ExlService Holdings, Inc. (a)	392,757
7,140	FleetCor Technologies, Inc. (a)	836,594
3,390	Maximus, Inc.	149,126
16,280	Total System Services, Inc.	541,798
		2,549,105

	Leisure Equipment & Products - 1.02%
18,190	Brunswick Corp.	837,831

	Life Sciences Tools & Services - 1.41%
2,220	Bio-Rad Laboratories, Inc. (a)	274,414
44,380	Bruker Corp. (a)	877,393
		1,151,807

	Machinery - 3.89%
10,770	Colfax Corp. (a)	685,941
10,980	Flowserve Corp.	865,553
13,650	IDEX Corp.	1,008,053
8,340	Nordson Corp.	619,662
		3,179,209

	Media - 1.89%
54,850	Interpublic Group of Cos., Inc.	970,845
16,130	Sinclair Broadcast Group, Inc.	576,325
		1,547,170

	Metals & Mining - 0.99%
10,070	Compass Minerals International, Inc.	806,103

	Multi-Utilities - 0.92%
14,560	Alliant Energy Corp.	751,296

	Oil & Gas - 3.67%
7,470	Athlon Energy, Inc. (a)	225,968
14,790	Diamondback Energy, Inc. (a)	781,799
18,660	Laredo Petroleum, Inc. (a)	516,695
27,170	Rex Energy Corp. (a)	535,521
22,250	Western Refining, Inc. (a)(b)	943,622
		3,003,605

	Personal Products - 0.98%
5,800	Nu Skin Enterprises, Inc.	801,676

	Pharmaceuticals - 1.40%
17,640	Cempra Holdings, Inc. (a)	218,560
10,260	Salix Pharmaceuticals Ltd. (a)	922,784
		1,141,344

	Professional Services - 0.81%
7,740	Manpower, Inc.	664,556

	Real Estate - 1.57%
12,530	Jones Lang LaSalle, Inc.	1,282,947

	Road & Rail - 1.13%
9,580	Genesee & Wyoming, Inc. (a)	920,159

	Semiconductor & Semiconductor Equipment - 3.47%
18,930	Cavium, Inc. (a)	653,275
30,420	Monolithic Power Systems, Inc. (a)(b)	1,054,357
24,700	NXP Semiconductors NV (a)	1,134,471
		2,842,103

	Software - 3.13%
16,370	Guidewire Software, Inc. (a)	803,276
3,090	Proofpoint, Inc. (a)	102,495
14,830	PTC, Inc. (a)	524,833
27,720	Rovi Corp. (a)	545,807
8,540	Splunk, Inc. (a)	586,442
		2,562,853

	Specialty Retail - 3.42%
16,530	Dick’s Sporting Goods, Inc.	960,393
35,530	Pier 1 Imports, Inc.	820,032
2,960	Tractor Supply Co. (a)	229,637
21,150	Urban Outfitters, Inc. (a)	784,665
		2,794,727

	Textiles, Apparel & Luxury Goods - 1.19%
13,840	Hanesbrands, Inc. (a)	972,537

	Thrifts & Mortgage Finance - 0.53%
18,100	Essent Group Ltd. (a)	435,486

	Trading Companies & Distributors - 2.47%
30,940	MRC Global, Inc. (a)	998,125
11,260	Wesco International, Inc. (a)(b)	1,025,448
		2,023,573

	Wireless Telecommunication Services - 0.71%
6,430	SBA Communications Corp. (a)	577,671
	Total Common Stocks (Cost $59,996,942)	79,288,438

	REAL ESTATE INVESTMENT TRUSTS - 1.95%

	Real Estate Investment Trusts - 1.95%
36,890	Douglas Emmett, Inc.	859,168
38,300	Redwood Trust, Inc. (b)	741,871
	Total Real Estate Investment Trusts (Cost $1,239,599)	1,601,039

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.94%

	Money Market Funds - 4.74%
3,872,616	First American Government Obligations Fund	3,872,616
6,386	Reserve Primary Fund (c)	247
	Total Money Market Funds (Cost $3,878,123)	3,872,863

Principal Amount
	Cash - 0.20%
$165,792	Cash	165,792
	Total Cash (Cost $165,792)	165,792

	Total Investments Purchased as Securities Lending Collateral (Cost $4,043,915)	4,038,655

	Total Investments (Cost $65,280,456) - 103.83%	84,928,132
	Liabilities in Excess of Other Assets - (3.83)%	(3,135,008)
	TOTAL NET ASSETS - 100.00%	$81,793,124

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of December 31, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $247, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$65,280,456
Gross unrealized appreciation	19,887,376
Gross unrealized depreciation	(239,700)
Net unrealized appreciation	$19,647,676

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM World ex-US Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 92.20%

	Australia - 4.99%
30,606	Ansell Ltd.	$565,597
109,508	Australia and New Zealand Banking Group Ltd.	3,161,291
19,559	Commonwealth Bank of Australia	1,362,810
33,424	CSL Ltd.	2,060,478
20,124	Macquarie Group Ltd. (a)	987,728
199,468	Mirvac Group	299,942
7,265	Ramsay Health Care Ltd.	281,165
39,216	Rio Tinto Ltd.	2,400,293
1	SCA Property Group	1
31,932	Seek Ltd.	383,899
93,059	Suncorp Group Ltd.	1,092,310
126,098	Sydney Airport	428,560
98,303	Tatts Group Ltd.	272,539
83,154	Telstra Corp. Ltd.	390,291
41,004	Wesfarmers Ltd.	1,614,452
108,421	Westfield Group	978,748
37,229	Westpac Banking Corp.	1,079,216
29,607	Woodside Petroleum Ltd.	1,031,165
		18,390,485

	Austria - 0.37%
6,900	Andritz AG	432,418
26,900	Erste Group Bank AG	937,749
		1,370,167

	Belgium - 2.02%
12,000	Ageas SA	511,725
34,477	Anheuser-Busch InBev SA	3,666,169
43,709	KBC Groep NV	2,485,107
10,600	UCB SA	789,721
		7,452,722

	Brazil - 1.27%
102,000	Ambev SA (a)	750,677
50,000	Banco do Brasil SA	518,145
69,300	Cia de Saneamento Basico do Estado de Sao Paulo	777,553
17,800	Cielo SA	493,028
25,600	Cosan SA Industria e Comercio	429,576
32,600	Kroton Educacional SA	542,493
29,100	Petroleo Brasileiro SA	197,684
21,200	Qualicorp SA (a)	201,968
11,400	Ultrapar Participacoes SA	270,912
39,100	WEG SA	517,709
		4,699,745

	Canada - 7.03%
6,900	Agrium, Inc. (a)	631,182
33,000	Alamos Gold, Inc. (a)	399,821
15,900	Alimentation Couche-Tard, Inc. (a)	1,195,662
6,300	Bank of Montreal (a)	419,961
38,500	Canadian Natural Resources Ltd. (a)	1,302,603
11,000	Canadian Pacific Railway Ltd. (a)	1,663,592
20,300	Catamaran Corp. (a)	964,119
35,000	Cenovus Energy, Inc. (a)	1,001,648
7,400	Dollarama, Inc. (a)	614,501
15,700	Franco Nevada Corp.	639,824
24,700	Goldcorp, Inc. (a)	535,738
9,300	Keyera Corp. (a)	559,707

16,500	Magna International, Inc. (a)	1,352,930
71,200	Manulife Financial Corp. (a)	1,404,897
16,500	National Bank Of Canada (a)	1,372,968
5,000	NovaTek OAO	685,415
9,100	Open Text Corp. (a)	837,054
13,900	Peyto Exploration & Development Corp. (a)	425,407
37,600	Royal Bank of Canada (a)	2,527,669
3,700	Stantec, Inc. (a)	229,402
31,100	Sun Life Financial, Inc. (a)	1,098,491
47,700	Suncor Energy, Inc. (a)	1,672,250
25,100	Toronto-Dominion Bank (a)	2,365,508
11,100	Tourmaline Oil Corp. (a)	467,094
7,900	Valeant Pharmaceuticals International, Inc. (a)	926,804
10,700	Vermilion Energy, Inc. (a)	628,049
		25,922,296

	Cayman Islands - 1.17%
183,000	Lifestyle International Holdings Ltd.	339,197
222,600	Sands China Ltd.	1,824,281
33,600	Tencent Holdings Ltd.	2,151,323
		4,314,801

	Chile - 0.15%
1,432,646	Banco de Chile	208,033
5,842,521	Banco Santander Chile	338,687
		546,720

	China - 2.12%
133,500	Anhui Conch Cement Co., Ltd.	496,695
1,378,000	Bank of China Ltd.	636,117
1,320,000	Beijing Jingneng Clean Energy Co. Ltd.	694,397
1,290,000	China Construction Bank Corp.	976,674
137,000	China Mengniu Dairy Co., Ltd.	651,580
304,000	China Pacific Insurance Group Co., Ltd.	1,195,894
311,000	China Petroleum & Chemical Corp.	255,184
145,000	Kingsoft Corp., Ltd.	419,240
91,600	MGM China Holdings Ltd.	392,036
25,000	New Oriental Education & Technology Group, Inc. - ADR (a)(b)	787,500
412,000	Petrochina Co.	452,187
42,000	Ping An Insurance Group Co. of China Ltd.	377,334
211,000	Want Want China Holdings Ltd.	305,390
38,000	Wynn Macau Ltd.	172,734
		7,812,962

	Czech Republic - 0.16%
2,646	Komercni Banka AS	590,191

	Denmark - 1.13%
54	A.P. Moller - Maersk Group	584,385
13,652	Novo Nordisk A/S	2,502,437
111,200	TDC A/S	1,079,154
		4,165,976

	Finland - 0.40%
68,200	Nokia OYJ	551,058
18,800	Sampo OYJ	924,073
		1,475,131

	France - 7.29%
5,200	Air Liquide SA	735,978
8,500	Arkema SA	992,448
6,237	Atos SA	565,098
64,500	AXA SA	1,796,179
23,603	BNP Paribas SA	1,841,213
32,082	Carrefour SA	1,273,446
46,900	GDF Suez SA	1,103,065
4,750	Kering SA	1,004,062
8,100	Lafarge SA	607,988
16,700	Legrand SA	920,382
4,600	L’Oreal SA	807,823
3,672	LVMH Moet Hennessy Louis Vuitton SA	670,855
6,200	Publicis Groupe SA	568,079
18,830	Safran SA	1,309,226
33,763	Sanofi-Aventis SA	3,605,731
8,845	Schneider Electric SA	771,654
18,528	Societe Generale SA	1,077,417
6,400	Sodexo SA	649,013
7,200	Technip SA	693,080
70,815	Total SA	4,346,603
12,480	Vinci SA	820,329
27,492	Vivendi SA	725,170
		26,884,839

	Germany - 5.21%
7,700	Adidas AG	981,892
27,917	Bayer AG	3,919,859
4,900	Continental AG	1,076,482
49,200	Deutsche Telekom AG	847,729
5,300	Fresenius SE & Co. KGaA	815,008
19,372	GEA Group AG	923,767
12,432	HeidelbergCement AG	944,030
6,677	Henkel AG & Co. KGaA	696,140
11,021	Lanxess AG	736,419
16,307	Osram Licht AG (a)	919,778
20,628	SAP AG	1,788,901
13,964	Siemens AG	1,914,732
61,200	Sky Deutschland AG (a)	676,449
10,529	Volkswagen AG	2,963,070
		19,204,256

	Hong Kong - 3.22%
299,400	AIA Group Ltd.	1,507,026
380,000	Brilliance China Automotive Holdings Ltd.	620,696
158,000	Cathay Pacific Airways Ltd.	334,781
34,000	Cheung Kong Infrastructure Holdings Ltd.	214,919
350,000	China Longyuan Power Group Corp.	451,379
88,500	China Mobile Ltd.	921,845
135,000	CITIC Securities Co., Ltd.	369,679
584,000	CNOOC Ltd.	1,086,110
350,000	CSR Corp. Ltd.	287,852
690,000	Geely Automobile Holdings Ltd.	335,023
34,000	Hengan International Group Co., Ltd.	402,264
84,000	HKT Trust and HKT Ltd.	83,115
70,000	Hongkong Land Holdings Ltd.	413,602
79,000	Hysan Development Co., Ltd.	341,023
1,129,000	Industrial & Commercial Bank of China	765,587
244,000	Kunlun Energy Co., Ltd.	431,307
212,000	Lenovo Group Ltd.	258,433
416,000	Noble Group Ltd.	354,282
50,500	Orient Overseas International Ltd.	254,160
100,000	Sun Hung Kai Properties Ltd.	1,270,936
28,000	Swire Pacific Ltd.	328,990
50,492	Wing Hang Bank Ltd.	762,759
23,500	Yue Yuen Industrial Holdings Ltd.	78,578
		11,874,346

	Indonesia - 0.33%
1,036,000	PT Bank Rakyat Indonesia (Persero) Tbk	619,238
203,000	PT Semen Indonesia (Persero) Tbk	236,719
1,972,500	PT Telekomunikasi Indonesia (Persero) Tbk	349,111
		1,205,068

	Ireland - 0.56%
1,794,100	Bank of Ireland (a)	624,921
13,900	CRH Plc	352,254
94,112	James Hardie Industries Plc	1,092,238
		2,069,413

	Israel - 0.17%
368,300	Bezeq the Israel Telecommunication Corp. Ltd.	624,585

	Italy - 0.41%
114,052	Enel S.p.A.	497,656
96,600	Finmeccanica S.p.A.	733,249
15,500	Pirelli & Co. S.p.A.	268,153
		1,499,058

	Japan - 14.17%
15,510	AEON Mall Co., Ltd.	434,487
32,000	Ajinomoto Co., Inc.	463,254
85,000	Asahi Kasei Corp.	666,724
22,300	Astellas Pharma, Inc.	1,322,097
22,400	Bridgestone Corp.	848,667
32,000	Chiyoda Corp.	464,528
12,000	Daiichi Sankyo Co., Ltd.	219,420
14,400	Daikin Industries Ltd.	898,599
10,500	Dentsu, Inc.	429,436
7,300	Don Quijote Co., Ltd.	442,527
15,000	East Japan Railway Co.	1,194,867
17,000	Fuji Heavy Industries Ltd.	488,562
20,700	Fuji Media Holdings, Inc.	423,914
150,000	Hitachi Ltd.	1,137,323
39,500	Honda Motor Co., Ltd.	1,630,447
15,100	Iida Group Holdings Co., Ltd. (a)	301,398
43,200	Inpex Corp.	554,091
59,300	ITOCHU Corp.	733,104
2,300	Japan Airlines Co., Ltd.	113,462
47,600	Japan Tobacco, Inc.	1,548,845
20,300	JSR Corp.	393,473
36,900	JTEKT Corp.	629,622
70,500	JX Holdings, Inc.	363,036
18,400	Kakaku.com, Inc.	323,222
132,000	Kawasaki Heavy Industries Ltd.	554,371
30,000	KDDI Corp.	1,848,458
1,700	Keyence Corp.	727,915
39,500	Konica Minolta Holdings, Inc.	394,735
130,000	Mazda Motor Corp. (a)	673,668
7,100	Miraca Holdings, Inc.	334,952
127,000	Mitsubishi Electric Corp.	1,596,956
35,000	Mitsubishi Gas Chemical Co., Inc.	258,011
46,000	Mitsubishi Heavy Industries Ltd.	284,904
261,800	Mitsubishi UFJ Financial Group, Inc.	1,738,194
83,100	Mitsubishi UFJ Lease & Finance Co., Ltd.	510,886
36,000	Mitsui Fudosan Co., Ltd.	1,298,544
23,400	MS&AD Insurance Group Holdings	628,968
10,300	Murata Manufacturing Co., Ltd.	916,013
6,100	Nidec Corporation	600,939
246,000	Nippon Steel & Sumitomo Metal Corp.	825,036
135,800	Nomura Holdings, Inc.	1,049,437
13,700	Nomura Research Institute Ltd.	432,959
13,000	NSK Ltd.	162,011
9,700	Olympus Corp.	307,652
24,000	OMRON Corp.	1,060,639
79,200	ORIX Corp.	1,391,692
67,800	Rakuten, Inc.	1,011,809
20,000	Rohto Pharmaceutical Co., Ltd.	305,179
4,700	Santen Pharmaceutical Co., Ltd.	218,984
31,000	Sega Sammy Holdings, Inc.	790,041
34,600	Seven & I Holdings Co., Ltd.	1,377,648
49,000	Seven Bank Ltd.	191,642
12,600	Shin-Etsu Chemical Co., Ltd.	736,965
97,000	Shinsei Bank	237,447
9,300	Shionogi & Co., Ltd.	201,900
23,300	Softbank Corp.	2,044,593
62,700	Sumitomo Electric Industries Ltd.	1,048,096
72,000	Sumitomo Heavy Industries Ltd.	331,766
45,700	Sumitomo Mitsui Financial Group, Inc.	2,376,555
173,000	Sumitomo Mitsui Trust Holdings, Inc.	915,380
15,600	Sumitomo Rubber Industries Ltd.	222,062
13,500	TDK Corp.	647,649
27,200	Tohoku Electric Power Co., Inc.	306,413
21,500	Tokio Marine Holdings, Inc.	719,598
60,000	Tokyo Tatemono Co.	667,198
65,500	Toyota Motor Corp.	3,993,868
6,700	West Japan Railway Co.	290,301
		52,257,139

	Jersey - 1.02%
94,400	Resolution Ltd.	554,109
40,700	Shire Plc	1,918,087
12,145	Wolseley Plc (a)	690,495
25,564	WPP Plc	585,519
		3,748,210

	Luxembourg - 0.41%
20,100	Acergy SA	385,335
2,500	Millicom International Cellular SA	249,115
6,700	RTL Group SA	867,207
		1,501,657

	Malaysia - 0.38%
267,300	DiGi.Com Bhd	405,055
370,400	Gamuda Bhd	543,372
150,573	Malayan Banking Berhad	457,621
		1,406,048

	Mexico - 1.15%
148,100	Alfa SAB de CV	415,381
170,900	Alsea SAB de CV	533,911
739,000	America Movil SAB de CV	861,455
91,600	Fomento Economico Mexicano SAB de CV	886,780
17,400	Fresnillo Plc	216,352
87,700	Gruma SAB de CV (a)	663,501
85,400	Grupo Mexico SAB de CV	282,759
96,700	Mexichem SAB de CV	398,161
		4,258,300

	Netherlands - 2.75%
150,100	AEGON NV	1,422,432
15,200	European Aeronautic Defense & Space Co. NV	1,166,912
82,300	ING Groep NV (a)	1,149,615
12,700	Koninklijke DSM NV	999,474
195,923	Koninklijke KPN NV (a)	633,048
55,722	Koninklijke Philips Electronics NV	2,051,758
34,402	Reed Elsevier NV	731,175
49,349	Unilever NV	1,984,099
		10,138,513

	Norway - 0.62%
67,200	DNB ASA	1,206,116
45,520	Telenor ASA	1,087,637
		2,293,753

	Philippines - 0.28%
1,767,000	Alliance Global Group, Inc.	1,031,279

	Poland - 0.20%
21,260	Bank Handlowy w Warszawie SA	736,663

	Republic of Korea - 3.07%
19,390	Hyundai Development Co.-Engineering & Construction	427,281
7,507	Hyundai Motor Co.	1,685,072
2,051	Hyundai Wia Corp. (a)	370,138
19,320	KB Financial Group, Inc.	780,912
17,490	Korea Electric Power Corp. (a)	577,627
47,637	Korean Reinsurance Co.	517,411
3,549	LG Chemical Ltd.	1,009,483
494	LG Household & Health Care Ltd.	256,873
39,190	LG Uplus Corp.	399,565
1,043	Naver Corp.	718,760
2,031	POSCO	631,971
2,059	Samsung Electronics Co., Ltd.	2,682,974
8,710	Samsung Heavy Industries Co., Ltd.	314,791
27,600	SK Hynix, Inc. (a)	965,381
		11,338,239

	Russian Federation - 1.50%
19,890	Eurasia Drilling Co., Ltd.	895,442
11,800	Gazprom OAO (a)	101,119
94,191	Gazprom OAO - ADR (a)	814,752
3,900	Gazprom OAO	17,375
7,340	Lukoil OAO	550,500
2,190	Magnit OJSC	611,879
5,400	Mail.ru Group Ltd.	240,840
12,300	MegaFon OAO	412,718
25,860	Mobile TeleSystems OJSC - ADR (b)	559,352
421,270	Sberbank of Russia	1,327,282
		5,531,259

	Singapore - 0.67%
188,000	Global Logistic Properties Ltd.	431,260
207,000	Singapore Telecommunications Ltd.	601,980
84,581	United Overseas Bank Ltd.	1,428,324
		2,461,564

	South Africa - 1.43%
45,600	Gold Fields Ltd.	145,777
16,500	MTN Group Ltd.	341,738
303,000	Nampak Ltd.	1,185,192
15,090	Naspers Ltd.	1,579,538
214,300	Netcare Ltd.	531,915
9,600	Sasol Ltd.	472,472
42,300	Standard Bank Group Ltd.	522,665
117,200	Steinhoff International Holdings	504,966
		5,284,263

	Spain - 1.92%
35,300	Amadeus IT Holding SA	1,512,092
179,921	CaixaBank SA	937,175
24,877	Grifols SA - ADR	898,557
188,600	Iberdrola SA	1,203,605
6,615	Inditex SA	1,092,215
103,800	International Consolidated Airlines Group SA (a)	691,441
46,772	Telefonica SA	764,761
		7,099,846

	Sweden - 2.31%
23,800	Assa Abloy AB	1,260,070
44,100	H & M Hennes & Mauritz AB	2,031,090
125,000	Nordea Bank AB	1,685,350
33,200	Scania AB	650,699
37,400	Svenska Cellulosa AB	1,152,214
17,300	Svenska Handelsbanken AB	850,586
31,000	Swedbank AB	873,249
		8,503,258

	Switzerland - 5.35%
12,863	Cie Financiere Richemont SA	1,284,981
66,667	Credit Suisse Group AG	2,057,569
53,745	Nestle SA	3,938,974
16,430	Roche Holding AG	4,602,475
2,461	Schindler Holding AG	362,293
240	SGS SA	552,541
13,390	Swiss Re AG	1,234,403
3,996	Syngenta AG	1,593,194
13,175	Transocean Ltd.	644,780
181,507	UBS AG	3,475,379
		19,746,589

	Taiwan - 2.25%
44,000	Catcher Technology Co., Ltd.	286,515
772,817	Cathay Financial Holding Co., Ltd.	1,254,964
220,000	Chipbond Technology Corp.	347,055
135,000	Delta Electronics, Inc.	773,076
43,180	Eclat Textile Co., Ltd.	487,571
146,000	Far EasTone Telecommunications Co., Ltd.	320,743
358,000	Fubon Financial Holding Co., Ltd.	525,055
10,000	Hermes Microvision, Inc.	325,643
45,000	MediaTek, Inc.	670,720
52,000	Merida Industry Co., Ltd.	377,749
202,000	Taiwan Fertilizer Co., Ltd.	458,144
696,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,457,548
		8,284,783

	Thailand - 0.36%
82,400	Bangkok Dusit Medical Services PCL	296,147
307,500	CP ALL PCL	394,268
97,800	Kasikornbank PCL	474,681
51,500	Total Access Communication PCL	152,689
		1,317,785

	Turkey - 0.56%
76,811	Aygaz AS	292,727
15,400	Coca-Cola Icecek AS	370,951
302,000	Turk Hava Yollari Anonim Ortakligi	905,424
86,900	Turkiye Halk Bankasi AS	491,636
		2,060,738

	United Kingdom - 13.80%
26,058	AMEC Plc	470,474
24,600	Babcock International Group Plc	552,766
83,900	BAE Systems Plc	605,324
496,981	Barclays Plc	2,247,301
171,233	BG Group Plc	3,684,672
62,846	BP Plc	509,314
40,790	British American Tobacco Plc	2,189,378
293,600	BT Group Plc	1,851,433
15,000	Bunzl Plc	360,468
26,300	Capita Plc	452,710
23,520	Diageo Plc	779,423
35,100	Drax Group Plc	465,725
42,100	Experian Plc	777,690
29,033	GlaxoSmithKline Plc	775,693
25,157	Hikma Pharmaceuticals Plc	501,109
174,622	HSBC Holdings Plc	1,916,338
40,760	Imperial Tobacco Group Plc	1,580,196
16,100	Intercontinental Hotels Group PLC	537,040
402,000	ITV Plc	1,293,701
39,200	John Wood Group Plc	446,884
12,015	Johnson Matthey Plc	653,774
107,800	Kingfisher Plc	688,203
199,627	Legal & General Group Plc	737,917
1,162,500	Lloyds Banking Group Plc (a)	1,525,426
48,700	Meggitt Plc	426,392
20,400	Mondi Plc	354,115
438,700	Pennon Group Plc	812,476
92,055	Prudential Plc	2,056,888
6,400	Randgold Resources Ltd.	402,451
29,700	Reckitt Benckiser Group Plc	2,359,257
54,200	Reed Elsevier Plc	808,322
48,300	Rexam Plc	424,955
60,200	Rio Tinto Plc	3,401,899

53,900	Rolls-Royce Holdings Plc (a)	1,140,065
91,223	Royal Dutch Shell Plc, Class A	3,269,291
6,019	Royal Dutch Shell Plc, Class B	227,039
23,789	SABMiller Plc	1,224,547
90,401	Standard Chartered Plc	2,041,893
24,640	Unilever Plc	1,013,838
1,128,278	Vodafone Group Plc	4,442,271
8,594	Whitbread Plc	534,845
49,008	William Hill Plc	326,705
		50,870,208
	Total Common Stocks (Cost $277,003,289)	339,972,855

	INVESTMENT COMPANIES - 1.24%

	India - 1.24%
259,000	PowerShares India Portfolio (b)	4,563,580
	Total Investment Companies (Cost $5,210,541)	4,563,580

	PREFERRED STOCKS - 1.08%

	Brazil - 1.08%
43,870	Banco Bradesco SA	542,432
77,000	Braskem SA (a)	685,380
8,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar	365,007
107,990	Itau Unibanco Holding SA	1,439,198
57,700	Petroleo Brasileiro SA	417,956
39,400	Vale SA	546,040
		3,996,013

	United Kingdom - 0.00%
4,635,400	Rolls-Royce Holdings Plc (a)	7,676
	Total Preferred Stocks (Cost $4,937,167)	4,003,689

	REAL ESTATE INVESTMENT TRUSTS - 0.36%

	France - 0.24%
3,400	Unibail-Rodamco SE	871,285

	United Kingdom - 0.12%
44,403	British Land Co. Plc	462,926
	Total Real Estate Investment Trusts (Cost $1,205,779)	1,334,211

	SHORT TERM INVESTMENTS - 5.11%

	Money Market Funds - 4.89%
18,039,832	Federated Prime Obligations Fund	18,039,832

Principal Amount
	U.S. Treasury Bill - 0.22%
$630,000	United States Treasury Bill
	0.01%, 02/16/2014 (c)	629,978
165,000	United States Treasury Bill
	0.02%, 02/27/2014 (c)	164,997
		794,975
	Total Short Term Investments (Cost $18,834,807)	18,834,807

Number of Shares
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.06%

	Money Market Funds - 0.06%
207,912	First American Government Obligations Fund	207,912
5,588	Reserve Primary Fund (d)	216
	Total Money Market Funds (Cost $212,735)	208,128

Principal Amount
	Cash - 0.00%
$8,901	Cash	8,901
	Total Cash (Cost $8,901)	8,901

	Total Investments Purchased as Securities Lending Collateral (Cost $221,636)	217,029

	Total Investments (Cost $307,413,219) - 100.05%	368,926,171
	Liabilities in Excess of Other Assets - (0.05)%	(191,383)
	TOTAL NET ASSETS - 100.00%	$368,734,788

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Partially assigned as collateral for certain futures contracts.
(d)	As of December 31, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $216, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$307,413,219
Gross unrealized appreciation	76,085,781
Gross unrealized depreciation	(14,572,829)
Net unrealized appreciation	$61,512,952

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation
mini MSCI EAFE Index Futures	111	10,643,790	Mar-14	$313,297
mini MSCI Emerging Markets Index Futures	60	3,050,400	Mar-14	25,722
S&P / TSX 60 Index Futures	7	1,029,193	Mar-14	2,149
				$341,168

GuideMarkSM Opportunistic Equity Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.32%

	Aerospace & Defense - 4.69%
7,160	BE Aerospace, Inc. (a)	$623,135
7,445	General Dynamics Corp.	711,370
14,690	Hexcel Corp. (a)	656,496
3,500	Lockheed Martin Corp.	520,310
6,710	Raytheon Co.	608,597
29,290	United Technologies Corp.	3,333,202
		6,453,110

	Air Freight & Logistics - 1.82%
43,345	Hub Group, Inc. (a)	1,728,599
7,440	United Parcel Service, Inc.	781,795
		2,510,394

	Airlines - 1.73%
126,380	Southwest Airlines Co.	2,380,999

	Auto Components - 0.32%
7,860	BorgWarner, Inc.	439,453

	Beverages - 2.52%
15,860	Dr. Pepper Snapple Group, Inc.	772,699
8,530	Molson Coors Brewing Co.	478,960
26,625	PepsiCo, Inc.	2,208,277
		3,459,936

	Biotechnology - 2.61%
13,800	Alkermes Plc (a)	561,108
4,790	Amgen, Inc.	546,826
10,285	Celgene Corp. (a)	1,737,754
10,820	Cubist Pharmaceuticals, Inc. (a)	745,173
		3,590,861

	Capital Markets - 4.59%
6,970	Ameriprise Financial, Inc.	801,898
1,855	BlackRock, Inc.	587,052
180,735	Fortress Investment Group LLC - Class A (a)	1,547,092
19,380	Franklin Resources, Inc.	1,118,807
51,135	Morgan Stanley	1,603,594
12,520	Raymond James Financial, Inc.	653,419
		6,311,862

	Chemicals - 1.51%
7,050	Eastman Chemical Co.	568,935
3,085	Innophos Holdings, Inc.	149,931
6,520	Monsanto Co.	759,906
3,120	PPG Industries, Inc.	591,739
		2,070,511

	Commercial Banks - 2.37%
9,650	PNC Financial Services Group, Inc.	748,647
65,745	Popular, Inc. (a)	1,888,854
15,410	U.S. Bancorp	622,564
		3,260,065

	Commercial Services & Supplies - 1.16%
6,400	ABM Industries, Inc.	182,976
16,660	Iron Mountain, Inc.	505,631
12,780	Republic Services, Inc.	424,296
14,935	The Geo Group, Inc.	481,206
		1,594,109

	Communications Equipment - 3.48%
100,950	Cisco Systems, Inc.	2,266,327
57,115	Juniper Networks, Inc. (a)	1,289,086
16,555	QUALCOMM, Inc.	1,229,209
		4,784,622

	Computers & Peripherals - 4.33%
6,074	Apple, Inc.	3,408,182
13,580	International Business Machines Corp.	2,547,201
		5,955,383

	Containers & Packaging - 0.30%
9,910	Bemis, Inc.	405,914

	Distributors - 0.28%
11,510	LKQ Corp. (a)	378,679

	Diversified Consumer Services - 0.05%
2,509	Hillenbrand, Inc.	73,815

	Diversified Financial Services - 1.43%
24,500	Citigroup, Inc.	1,276,695
8,805	CME Group, Inc.	690,840
		1,967,535

	Diversified Telecommunication Services - 0.45%
12,540	Verizon Communications, Inc.	616,216

	Electrical Equipment - 0.80%
9,810	AMETEK, Inc.	516,693
8,370	Emerson Electric Co.	587,406
		1,104,099

	Electronic Equipment & Instruments - 0.51%
39,305	Corning, Inc.	700,415

	Energy Equipment & Services - 1.24%
8,560	Ensco Plc	489,461
11,320	Halliburton Co.	574,490
8,000	National-Oilwell Varco, Inc.	636,240
		1,700,191

	Food & Staples Retailing - 1.96%
6,130	Costco Wholesale Corp.	729,531
18,190	SYSCO Corp.	656,659
5,725	Walgreen Co.	328,844
6,960	Wal-Mart Stores, Inc.	547,682
7,580	Whole Foods Market, Inc.	438,352
		2,701,068

	Food Products - 2.54%
16,280	B&G Foods, Inc.	552,055
28,065	General Mills, Inc.	1,400,724
7,750	Hershey Co.	753,532
22,250	Mondelez International, Inc. - Class A	785,425
		3,491,736

	Gas Utilities - 0.84%
7,270	AmeriGas Partners, L.P. (b)	324,024
11,585	National Fuel Gas Co.	827,169
		1,151,193

	Health Care Equipment & Supplies - 5.63%
19,010	ArthroCare Corp. (a)	764,962
22,780	Baxter International, Inc.	1,584,349
4,340	Becton, Dickinson & Co.	479,527
222,620	Boston Scientific Corp. (a)	2,675,892
27,840	Medtronic, Inc.	1,597,738
5,160	The Cooper Companies, Inc.	639,014
		7,741,482

	Health Care Providers & Services - 0.32%
11,920	Owens & Minor, Inc. (b)	435,795

	Hotels, Restaurants & Leisure - 1.12%
7,355	Bob Evans Farms, Inc.	372,089
9,400	Darden Restaurants, Inc.	511,078
8,450	Starbucks Corp.	662,396
		1,545,563

	Household Durables - 1.57%
28,455	Jarden Corp. (a)	1,745,714
409	NVR, Inc. (a)(b)	419,638
		2,165,352

	Household Products - 0.82%
6,470	Kimberly-Clark Corp.	675,856
5,570	Procter & Gamble Co.	453,454
		1,129,310

	Insurance - 6.32%
54,295	American International Group, Inc. (a)	2,771,760
22,780	Endurance Specialty Holdings Ltd.	1,336,503
19,775	Navigators Group, Inc. (a)	1,248,989
5,780	PartnerRe Ltd.	609,385
60,960	Willis Group Holdings Plc	2,731,617
		8,698,254

	Internet & Catalog Retail - 1.06%
1,640	Amazon.com, Inc. (a)	654,016
695	Priceline.com, Inc. (a)	807,868
		1,461,884

	Internet Software & Services - 2.50%
6,630	eBay, Inc. (a)	363,921
7,780	Facebook, Inc. (a)	425,255
1,400	Google, Inc. (a)	1,568,994
9,220	J2 Global, Inc. (b)	461,092
2,840	LinkedIn Corp. (a)	615,797
		3,435,059

	IT Services - 1.82%
3,280	Alliance Data Systems Corp. (a)	862,410
36,190	The Western Union Co.	624,277
4,570	Visa, Inc.	1,017,648
		2,504,335

	Leisure Equipment & Products - 0.55%
13,725	Hasbro, Inc.	755,012

	Life Sciences Tools & Services - 0.69%
8,560	Thermo Fisher Scientific, Inc.	953,156

	Machinery - 2.49%
5,800	Caterpillar, Inc.	526,698
8,810	Danaher Corp.	680,132
13,150	Dover Corp.	1,269,501
7,390	Parker Hannifin Corp.	950,650
		3,426,981

	Media - 1.54%
7,160	Liberty Global Plc (a)	637,168
7,450	Shaw Communications, Inc. (b)	181,333
8,730	The Walt Disney Co.	666,972
16,830	Thomson Reuters Corp.	636,511
		2,121,984

	Metals & Mining - 0.46%
1,768	Compass Minerals International, Inc.	141,528
9,170	Nucor Corp.	489,495
		631,023

	Multiline Retail - 1.01%
13,360	Kohl’s Corp.	758,180
9,950	Target Corp.	629,537
		1,387,717

	Multi-Utilities - 0.16%
7,950	Avista Corp.	224,111

	Oil & Gas - 6.22%
16,530	Apache Corp.	1,420,588
4,990	Chevron Corp.	623,301
21,480	Cimarex Energy Co.	2,253,467
16,750	Consol Energy, Inc.	637,170
7,310	Memorial Production Partners LP (b)	160,381
20,510	Occidental Petroleum Corp.	1,950,501
11,260	Suncor Energy, Inc. - ADR	394,663
9,760	Valero Energy Corp.	491,904
12,365	Williams Partners L.P. (b)	628,884
		8,560,859

	Pharmaceuticals - 4.50%
5,320	Actavis Plc (a)	893,760
15,390	Bristol Myers Squibb Co.	817,978
16,935	Forest Labs, Inc. (a)	1,016,608
50,890	Pfizer, Inc.	1,558,761
47,620	Teva Pharmaceutical Industries Ltd. - ADR	1,908,610
		6,195,717

	Real Estate - 0.49%
25,620	CBRE Group, Inc. (a)	673,806

	Real Estate Management & Development - 0.51%
16,810	Alexander & Baldwin, Inc.	701,481

	Road & Rail - 1.17%
4,710	J.B. Hunt Transport Services, Inc.	364,083
13,430	Norfolk Southern Corp.	1,246,707
		1,610,790

	Semiconductor & Semiconductor Equipment - 0.70%
36,975	Intel Corp.	959,871

	Software - 3.23%
16,565	CA, Inc.	557,412
75,540	Microsoft Corp.	2,827,462
14,110	Qlik Technologies, Inc. (a)	375,749
12,430	salesforce.com, Inc. (a)	686,012
		4,446,635

	Specialty Retail - 4.59%
64,340	Aarons, Inc. (b)	1,891,596
14,970	Best Buy Co., Inc. (b)	597,003
8,390	Home Depot, Inc.	690,833
5,740	Restoration Hardware Holdings, Inc. (a)	386,302
5,990	Signet Jewelers Ltd.	471,413
34,990	Staples, Inc.	555,991
20,515	The TJX Companies, Inc.	1,307,421
7,110	Williams Sonoma, Inc.	414,371
		6,314,930

	Textiles, Apparel & Luxury Goods - 1.67%
9,885	Coach, Inc.	554,845
27,960	VF Corp.	1,743,026
		2,297,871

	Trading Companies & Distributors - 0.66%
16,965	Aircastle Ltd.	325,049
6,410	Wesco International, Inc. (a)(b)	583,759
		908,808

	Wireless Telecommunication Services - 0.99%
16,865	Rogers Communications, Inc.	763,141
15,190	Vodafone Group Plc - ADR	597,119
		1,360,260
	Total Common Stocks (Cost $96,954,344)	129,750,212

	REAL ESTATE INVESTMENT TRUSTS - 1.71%

	Real Estate Investment Trusts - 1.71%
121,500	iStar Financial, Inc. (a)	1,733,805
22,500	Starwood Property Trust, Inc.	623,250
	Total Real Estate Investment Trusts (Cost $1,434,952)	2,357,055

	SHORT TERM INVESTMENTS - 0.84%

	Money Market Funds - 0.84%
1,152,313	Federated Prime Obligations Fund	1,152,313
	Total Short Term Investments (Cost $1,152,313)	1,152,313

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.85%

	Money Market Funds - 1.85%
2,547,617	First American Government Obligations Fund	2,547,617
	Total Investments Purchased as Securities Lending Collateral (Cost $2,547,617)	2,547,617

	Total Investments (Cost $102,089,226) - 98.72%	135,807,197
	Other Assets in Excess of Liabilities - 1.28%	1,757,155
	TOTAL NET ASSETS - 100.00%	$137,564,352

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$102,089,226
Gross unrealized appreciation	33,871,554
Gross unrealized depreciation	(153,583)
Net unrealized appreciation	$33,717,971

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Core Fixed Income Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 6.70%
$129,875	Accredited Mortgage Loan Trust Series 2005-3, 0.420%, 09/25/2035 (a)	$128,254
	Ally Master Owner Trust
255,000	Series 2013-1, 1.000%, 02/15/2018	254,929
420,000	Series 2013-2, 0.624%, 04/15/2018 (a)	419,374
535,000	Series 2012-5, 1.540%, 09/15/2019	531,686
	American Credit Acceptance Receivables Trust
344,702	Series 2012-3, 1.640%, 11/15/2016 (Acquired 11/27/2012 and 06/21/2013, Cost $344,689) (b)	345,415
252,973	Series 2013-2, 1.320%, 02/15/2017 (Acquired 07/31/2013, Cost $252,965) (b)	253,087
249,438	Series 2013-1, 1.450%, 04/16/2018 (Acquired 03/20/2013, Cost $249,418) (b)	249,257
	AmeriCredit Automobile Receivables Trust
265,000	Series 2013-4, 0.740%, 11/08/2016	265,296
315,000	Series 2012-5, 1.120%, 11/08/2017	314,912
500,000	Apidos CDO Series 2013-12A, 1.373%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (a)(b)	500,000
160,580	ARI Fleet Lease Trust Series 2012-B, 0.474%, 01/15/2021 (Acquired 10/16/2012, Cost $160,580) (a)(b)	160,424
500,000	Atrium IX Series 9-A, 1.562%, 02/28/2024 (Acquired 01/24/2013, Cost $500,000) (a)(b)	500,000
500,000	Atrium X Series 10-A, 1.396%, 07/16/2025 (Acquired 04/25/2013, Cost $499,250) (a)(b)	499,250
825,000	Babson CLO Ltd. Series 2013-IA, 1.312%, 04/20/2025 (Acquired 05/03/2013, Cost $825,000) (a)(b)	825,000
1,240,000	Capital Auto Receivables Asset Trust Series 2013-4, 1.090%, 03/20/2018	1,236,137
54,977	CarFinance Capital LLC Series 2013-1A, 1.650%, 07/17/2017 (Acquired 05/21/2013, Cost $54,975) (b)	54,867
555,000	Carlyle Global Market Strategies Series 2013-3A, 1.390%, 07/15/2025 (Acquired 06/10/2013, Cost $553,835) (a)(b)	553,834
235,000	CarMax Auto Owner Trust Series 2013-3, 1.490%, 01/15/2019	236,129
325,000	Cent CLO LP Series 2013-20A, 1.724%, 01/25/2026 (Acquired 12/18/2013, Cost $325,000) (a)(b)(i)	325,000
365,000	CIFC Funding Ltd. Series 2013-1A, 1.432%, 04/16/2025 (Acquired 02/22/2013, Cost $365,000) (a)(b)	365,000
2,190,000	Citibank Credit Card Issuance Trust Series 2013-A3, 1.110%, 07/23/2018	2,199,118
740,000	CNH Equipment Trust Series 2011-A, 2.040%, 10/17/2016	749,559
67,670	Conseco Finance Securitizations Corp. Series 2000-4, 8.310%, 05/01/2032	50,186
50,565	Countrywide Asset-Backed Certificates Series 2005-4, 4.456%, 10/25/2035 (a)	50,818
	CPS Auto Receivables Trust
369,210	Series 2013-C, 1.640%, 04/16/2018 (Acquired 09/24/2013, Cost $369,166) (b)	369,587
125,000	Series 2013-D, 1.540%, 07/16/2018 (Acquired 12/10/2013, Cost $124,989) (b)	124,940
191,039	Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $191,015) (b)	188,088
	CPS Auto Trust
98,438	Series 2012-C, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $98,434) (b)	98,029
153,600	Series 2012-D, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $153,582) (b)	152,037
564,282	Series 2013-B, 1.820%, 09/15/2020 (Acquired 06/13/2013, Cost $564,272) (b)	560,195

	Credit Acceptance Auto Loan Trust
265,000	Series 2011-1B, 3.960%, 09/15/2019 (Acquired 02/07/2013, Cost $272,802) (b)	270,908
356,000	Series 2012-2, 1.520%, 03/16/2020 (Acquired 09/11/2012, Cost $355,938) (b)	357,115
425,000	Dryden XXVI Senior Loan Fund Series 2013-26A, 1.344%, 07/15/2025 (Acquired 02/20/2013, Cost $425,000) (a)(b)	425,000
105,306	Education Funding Capital Trust I Series 2004-1, 0.414%, 12/15/2022 (a)	105,152
215,000	Enterprise Fleet Financing LLC Series 2012-1, 1.410%, 11/20/2017 (Acquired 11/02/2012, Cost $216,292) (b)	215,650
	First Investors Auto Owner Trust
456,914	Series 2013-2A, 1.230%, 03/15/2019 (Acquired 06/13/2013, Cost $456,860) (b)	458,038
160,000	Series 2013-3, 1.440%, 10/15/2019 (Acquired 11/06/2013, Cost $159,981) (b)	159,647
650,000	Ford Credit Auto Lease Trust Series 2013-A, 0.600%, 03/15/2016	650,132
100,000	GCO Education Loan Funding Trust Series 2006-1, 0.492%, 05/25/2036 (a)	87,859
210,000	Hertz Fleet Lease Funding LP Series 2013-3, 0.718%, 12/10/2027 (Acquired 11/20/2013, Cost $210,000) (a)(b)	210,038
110,000	Hilton USA Trust Series 2013-HLT, 2.662%, 11/05/2030 (Acquired 11/22/2013, Cost $110,000) (b)	109,165
	HLSS Servicer Advance Receivables Backed Note
435,000	Series 2013-T3, 1.793%, 05/15/2017 (Acquired 05/17/2013 and 08/28/2013, Cost $431,753) (b)	425,711
265,000	Series 2013-T1, 1.495%, 01/16/2046 (Acquired 01/16/2013 and 04/11/2013, Cost $265,802) (b)	264,226
175,000	Series 2013-T1, 2.289%, 01/15/2048 (Acquired 01/16/2013, Cost $175,000) (a)(b)	171,736
395,000	ING Investment Management Co. Series 2013-3A, 1.686%, 01/18/2026 (Acquired 11/26/2013, Cost $395,000) (a)(b)	395,000
575,000	Madison Park Funding XI Ltd. Series 2013-11A, 1.600%, 10/23/2025 (Acquired 08/16/2013, Cost $574,425) (a)(b)	574,425
525,000	Mercedes Benz Auto Lease Trust Series 2013-B, 0.760%, 07/15/2019	524,905
497,095	Morgan Stanley Series 2003-N, 1.199%, 10/25/2033 (a)	468,490
64,323	Northstar Education Finance, Inc. Series 2005-1, 0.364%, 10/28/2026 (a)	64,341
425,000	Northwoods Capital X Ltd. Series 2013-10A 1.695%, 11/04/2025 (Acquired 09/12/2013, Cost $422,790) (b)	422,790
280,000	Oak Hill Credit Partners Series 2013-8A, 1.395%, 04/20/2025 (Acquired 04/17/2013, Cost $280,000) (a)(b)	280,000
410,000	Octagon Investment Partners XVI Ltd. Series 2013-1A, 1.392%, 07/17/2025 (Acquired 05/15/2013, Cost $409,344) (a)(b)	409,344
450,000	OZLM Funding Ltd. Series 2013-5A, 1.739%, 01/17/2026 (Acquired 11/22/2013, Cost $449,775) (a)(b)	449,775
220,000	Prestige Auto Receivables Trust Series 2013-1A, 1.330%, 05/15/2019 (Acquired 04/03/2013, Cost $219,948) (b)	219,785
695,000	Race Point VIII CLO Ltd. Series 2013-8, 1.514%, 02/20/2025 (Acquired 02/06/2013, Cost $695,000) (a)(b)	695,000
140,365	Residential Asset Mortgage Products, Inc. Series 2004-R, 0.659%, 03/25/2034 (a)	131,002
290,000	Santander Drive Auto Receivables Trust Series 2012-5, 1.560%, 08/15/2018	292,062
97,877	SNAAC Auto Receivables Trust Series 2013-1A, 1.140%, 10/15/2015 (Acquired 04/02/2013, Cost $97,874) (b)	97,819
105,476	U.S. Education Loan Trust, LLC Series 2006-1, 0.390%, 03/01/2025 (Acquired 08/06/2010, Cost $103,103) (a)(b)	105,358

	Westlake Automobile Receivables Trust
64,880	Series 2012-1, 1.030%, 03/15/2016 (Acquired 09/19/2012, Cost $64,880) (b)	64,924
245,000	Series 2013-1, 1.120%, 01/15/2018 (Acquired 09/18/2013, Cost $244,973) (b)	245,257
	Total Asset Backed Securities (Cost $21,929,791)	21,911,062

	COLLATERALIZED MORTGAGE OBLIGATIONS - 4.25%
160,000	Aventura Mall Trust Series 2013-AVM, 3.743%, 12/05/2032 (Acquired 12/10/2013, Cost $165,491) (b)	164,536
	Banc of America Commercial Mortgage Trust
215,000	Series 2006-2, 5.734%, 05/10/2045 (a)	234,708
107,535	Series 2007-5, 5.620%, 02/10/2051	108,021
150,000	BB-UBS Trust Series 2012-SHOW, 3.430%, 11/07/2036 (Acquired 12/05/2012, Cost $156,159) (b)	138,170
	Bear Stearns Commercial Mortgage Securities Trust
160,000	Series 2006-PW14, 5.201%, 12/11/2038	174,991
225,000	Series 2005-PW10, 5.405%, 12/11/2040 (a)	238,918
3,250,000	Series 2006-PW13, 5.540%, 09/11/2041	3,546,951
131,527	Chase Mortgage Financial Trust Series 2007-A1, 2.823%, 02/25/2037 (a)	125,969
90,000	Citigroup Commercial Mortgage Trust Series 2006-C4, 5.951%, 03/15/2049 (a)	97,629
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (Acquired 08/15/2013, Cost $122,857) (b)	122,293
150,000	Series 2013-LC6, 2.941%, 01/12/2046 (a)	141,022
190,000	Commercial Mortgage Loan Trust Series 2008-LS1, 5.998%, 12/10/2049 (a)	211,349
330,000	Commercial Mortgage Pass-Through Certificate Series 2012-CCRE3, 2.822%, 10/17/2045	311,164
	Countrywide Home Loans, Inc.
28,302	Series 2004-HYB6, 2.692%, 11/20/2034 (a)	26,639
151,200	Series 2005-11, 0.479%, 03/25/2035 (a)	136,518
121,752	Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.467%, 09/15/2039	132,601
411,808	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, 5.014%, 02/18/2038	423,794
130,000	DBUBS Mortgage Trust Series 2011-LC1, 5.002%, 11/13/2046 (Acquired 05/13/2013, Cost $152,267) (b)	143,782
400,000	Four Times Square Trust Series 2006-4TS, 5.401%, 12/13/2028 (Acquired 11/06/2012, Cost $462,256) (b)	443,294
	GS Mortgage Securities Corp.
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (Acquired 03/08/2013, Cost $150,760) (b)	143,081
685,000	Series 2012-GCJ7, 3.377%, 05/12/2045	682,010
	GS Mortgage Securities Corp. II
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $148,197) (b)	134,780
439,248	Series 2005-GG4, 4.751%, 07/10/2039	455,280
1,205,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12, 3.157%, 07/15/2045	1,210,462
	JPMorgan Commercial Mortgage Securities Trust
145,000	Series 2012-WLDN, 3.905%, 05/05/2030 (Acquired 05/07/2013 and 06/25/2013, Cost $146,621) (b)	142,850
130,000	Series 2012-HSBC, 3.093%, 07/08/2032 (Acquired 03/11/2013, Cost $132,030) (b)	124,359
415,000	Series 2005-LDP2, 4.738%, 07/15/2042	432,575
	Lehman Brothers-UBS Commercial Mortgage Trust
241,895	Series 2006-C4, 6.055%, 06/15/2038 (a)	263,387
625,000	Series 2007-C1, 5.424%, 02/15/2040	689,701
53,881	Series 2007-C2, 5.430%, 02/15/2040	59,440
280,000	Merrill Lynch Mortgage Trust Series 2006-C1, 5.855%, 05/12/2039 (a)	304,440
130,000	OBP Depositor LLC Trust Series 2010-OBP, 4.646%, 07/17/2045 (Acquired 08/15/2012, Cost $148,847) (b)	141,330
	Springleaf Mortgage Loan Trust
203,695	Series 2013-1A, 1.270%, 06/25/2058 (Acquired 04/03/2013, Cost $203,679) (a)(b)	203,693
340,760	Series 2013-2, 1.780%, 12/25/2065 (Acquired 07/03/2013, Cost $337,303) (a)(b)	340,655
155,171	Series 2013-2, 3.520%, 12/25/2065 (Acquired 07/03/2013, Cost $149,465) (b)	153,112

280,238	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, 5.551%, 08/15/2039 (a)	288,061
	UBS-Barclays Commercial Mortgage Trust
250,000	Series 2012-C4, 2.850%, 12/12/2045 (a)	233,832
145,000	Series 2012-C2, 3.525%, 05/10/2063	143,795
280,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C18, 4.935%, 04/15/2042	290,652
	Wells Fargo-RBS Commercial Mortgage Trust
115,000	Series 2011-C2, 4.869%, 02/15/2044 (Acquired 05/09/2013 and 09/19/2013, Cost $130,153) (a)(b)	125,426
375,000	Series 2011-C3, 4.375%, 03/17/2044 (Acquired 05/29/2012, Cost $424,724) (b)	395,809
	Total Collateralized Mortgage Obligations (Cost $13,964,734)	13,881,079

	CORPORATE OBLIGATIONS - 39.10%

	Aerospace & Defense - 0.53%
405,000	Precision Castparts Corp. 0.700%, 12/20/2015	405,246
1,300,000	United Technologies Corp. 1.800%, 06/01/2017	1,321,127
		1,726,373
	Agricultural Products - 0.05%
175,000	Cargill, Inc. 4.100%, 11/01/2042 (Acquired 10/24/2012, Cost $174,669) (b)	150,602

	Air Freight & Logistics - 0.08%
265,000	United Parcel Service, Inc. 1.125%, 10/01/2017	261,287

	Banks - 3.15%
705,000	Bank of Nova Scotia 0.750%, 10/09/2015	707,613
	BNP Paribas SA
400,000	2.375%, 09/14/2017	408,747
200,000	2.400%, 12/12/2018	200,359
415,000	BPCE SA 2.500%, 12/10/2018	413,255
805,000	Branch Banking & Trust Co. 1.450%, 10/03/2016	813,077
750,000	Canadian Imperial Bank of Commerce 2.350%, 12/11/2015	774,945
285,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/2015	292,474
760,000	Glitnir Bank 6.693%, 06/15/2016 (Acquired 06/14/2006, Cost $758,848) (a)(c)(d)	3,952
400,000	HSBC Holdings Plc 6.800%, 06/01/2038	493,672
250,000	Kaupthing Bank Hf 7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)(d)	5,313
230,000	KeyCorp 5.100%, 03/24/2021	251,753
	PNC Funding Corp.
495,000	4.250%, 09/21/2015	523,976
535,000	3.300%, 03/08/2022	526,650
	Royal Bank of Canada
375,000	1.150%, 03/13/2015	378,218
970,000	0.625%, 12/04/2015	970,113

230,000	Royal Bank of Scotland Group Plc 2.550%, 09/18/2015	235,333
625,000	SunTrust Banks, Inc. 3.500%, 01/20/2017	657,674
295,000	Toronto-Dominion Bank 2.625%, 09/10/2018	301,195
	U.S. Bancorp
730,000	1.650%, 05/15/2017	732,118
570,000	1.950%, 11/15/2018	567,598
175,000	4.125%, 05/24/2021	186,278
	Wells Fargo & Co.
400,000	2.150%, 01/15/2019	399,220
80,000	5.375%, 11/02/2043	82,228
341,000	5.606%, 01/15/2044 (Acquired 08/01/2012, Cost $407,076) (b)	355,501
		10,281,262

	Beverages - 0.56%
1,545,000	Diageo Capital Plc 1.500%, 05/11/2017	1,542,920
275,000	SABMiller Holdings, Inc. 2.200%, 08/01/2018 (Acquired 08/06/2013, Cost $274,321) (b)	274,866
		1,817,786

	Biotechnology - 0.43%
375,000	Amgen, Inc. 4.950%, 10/01/2041	357,584
270,000	Celgene Corp. 5.250%, 08/15/2043	273,243
230,000	Genzyme Corp. 5.000%, 06/15/2020	255,639
495,000	Gilead Sciences, Inc. 2.400%, 12/01/2014	503,270
		1,389,736

	Capital Markets - 3.53%
355,000	Ameriprise Financial, Inc. 4.000%, 10/15/2023	354,659
2,210,000	Bear Stearns Companies, Inc. 7.250%, 02/01/2018	2,648,581
	Goldman Sachs Group, Inc.
835,000	5.950%, 01/18/2018	950,207
125,000	5.750%, 01/24/2022	140,941
700,000	6.750%, 10/01/2037	781,197
	Merrill Lynch & Co., Inc.
1,040,000	6.400%, 08/28/2017	1,200,015
500,000	6.110%, 01/29/2037	540,952
	Morgan Stanley
605,000	1.750%, 02/25/2016	613,445
350,000	5.950%, 12/28/2017	400,241
150,000	2.125%, 04/25/2018	148,859
70,000	4.875%, 11/01/2022	71,784
570,000	3.750%, 02/25/2023	555,708
1,130,000	State Street Corp. 2.875%, 03/07/2016	1,176,530
985,000	The Bank of New York Mellon Corp. 2.300%, 07/28/2016	1,017,921
805,000	Wachovia Corp. 5.750%, 02/01/2018	929,084
		11,530,124

	Chemicals - 0.32%
	Dow Chemical Co.
445,000	4.250%, 11/15/2020	475,404
315,000	3.000%, 11/15/2022	294,345
290,000	LYB International Finance BV 4.000%, 07/15/2023	286,808
		1,056,557

	Commercial Banks - 0.21%
280,000	Societe Generale SA 2.625%, 10/01/2018 (e)	282,769
	Wells Fargo & Co.
155,000	3.450%, 02/13/2023	146,825
270,000	4.125%, 08/15/2023	266,702
		696,296

	Commercial Services & Supplies - 0.21%
650,000	International Lease Finance Corp. 5.750%, 05/15/2016	697,937

	Computers & Peripherals - 0.71%
1,075,000	Apple, Inc. 2.400%, 05/03/2023	968,637
	EMC Corp.
800,000	1.875%, 06/01/2018	791,745
375,000	2.650%, 06/01/2020	367,805
200,000	Hewlett-Packard Co. 3.000%, 09/15/2016	208,179
		2,336,366

	Consumer Finance - 2.25%
457,000	American Express Co. 4.050%, 12/03/2042	403,702
	American Express Credit Corp.
1,305,000	1.750%, 06/12/2015	1,326,531
535,000	1.300%, 07/29/2016	539,480
1,185,000	Capital One Financial Corp. 2.150%, 03/23/2015	1,205,012
	Caterpillar Financial Services Corp.
550,000	1.100%, 05/29/2015	554,625
715,000	1.625%, 06/01/2017	720,072
	John Deere Capital Corp.
565,000	1.050%, 10/11/2016	567,012
675,000	1.300%, 03/12/2018	660,326
565,000	PACCAR Financial Corp. 1.150%, 08/16/2016	566,900
200,000	Total Capital International SA 2.875%, 02/17/2022	190,531
605,000	Toyota Motor Credit Corp. 2.050%, 01/12/2017	618,758
		7,352,949

	Diversified Financial Services - 3.85%
	Bank of America Corp.
550,000	2.600%, 01/15/2019	553,076
535,000	7.625%, 06/01/2019	664,334
175,000	5.875%, 01/05/2021	201,436
770,000	4.100%, 07/24/2023	774,787
450,000	Capital One Bank USA N.A. 3.375%, 02/15/2023	419,162

	Citigroup, Inc.
350,000	5.000%, 09/15/2014	360,032
535,000	1.700%, 07/25/2016	540,379
305,000	4.450%, 01/10/2017	330,794
1,115,000	8.500%, 05/22/2019	1,430,580
390,000	3.875%, 10/25/2023	384,167
125,000	6.125%, 08/25/2036	133,689
285,000	6.675%, 09/13/2043	329,072
	Ford Motor Credit Co. LLC
325,000	2.750%, 05/15/2015	333,511
200,000	5.875%, 08/02/2021	227,094
	General Electric Capital Corp.
200,000	4.625%, 01/07/2021	218,418
210,000	5.300%, 02/11/2021	235,262
310,000	4.650%, 10/17/2021	338,285
950,000	3.150%, 09/07/2022	921,058
150,000	6.750%, 03/15/2032	186,270
860,000	5.875%, 01/14/2038	982,959
450,000	Hutchison Whampoa International Ltd. 3.500%, 01/13/2017 (Acquired 09/06/2012, Cost $467,862) (b)	470,776
	JPMorgan Chase & Co.
415,000	4.250%, 10/15/2020	440,564
400,000	4.500%, 01/24/2022	423,809
305,000	3.375%, 05/01/2023	284,819
280,000	5.625%, 08/16/2043	296,991
110,000	Merrill Lynch & Co., Inc. 7.750%, 05/14/2038	142,459
585,000	National Rural Utilities Cooperative Finance Corp. 5.450%, 04/10/2017	652,264
300,000	NCUA Guaranteed Notes 3.000%, 06/12/2019	313,800
		12,589,847

	Diversified Manufacturing - 0.39%
575,000	Cooper U.S., Inc. 3.875%, 12/15/2020	581,653
	Tyco Electronics Group SA
230,000	1.600%, 02/03/2015	232,325
405,000	6.550%, 10/01/2017	463,871
		1,277,849

	Diversified Telecommunication Services - 1.70%
805,000	AT&T, Inc. 0.800%, 12/01/2015	803,343
400,000	France Telecom SA 4.375%, 07/08/2014	407,610
	Verizon Communications, Inc.
235,000	3.650%, 09/14/2018	249,031
250,000	3.500%, 11/01/2021	248,623
1,225,000	5.150%, 09/15/2023	1,317,799
515,000	6.400%, 09/15/2033	594,055
550,000	6.550%, 09/15/2043	645,767
1,015,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018	1,286,454
		5,552,682

	Electric Utilities - 1.06%
100,000	American Electric Power Co., Inc. 1.650%, 12/15/2017	98,074
	Duke Energy Corp.
355,000	3.550%, 09/15/2021	355,681
70,000	3.050%, 08/15/2022	66,614
	Duke Energy Indiana, Inc.
255,000	4.200%, 03/15/2042	236,307
310,000	4.900%, 07/15/2043	322,379

100,000	Massachusetts Electric Co. 5.900%, 11/15/2039 (Acquired 07/09/2013, Cost $114,509) (b)	112,663
325,000	Nevada Power Co. 5.875%, 01/15/2015	342,623
80,000	PPL Electric Utilities Corp. 4.750%, 07/15/2043	80,380
150,000	Progress Energy, Inc. 3.150%, 04/01/2022	144,688
535,000	PSI Energy, Inc. 6.050%, 06/15/2016	594,851
285,000	Sierra Pacific Power Co. 3.375%, 08/15/2023	275,741
	Union Electric Co.
485,000	6.700%, 02/01/2019	582,557
275,000	3.900%, 09/15/2042	241,701
		3,454,259

	Energy Equipment & Services - 0.49%
435,000	Cameron International Corp. 5.125%, 12/15/2043	432,031
770,000	Halliburton Co. 3.250%, 11/15/2021	763,076
335,000	Pride International, Inc. 6.875%, 08/15/2020	401,668
		1,596,775

	Engineering Construction - 0.12%
400,000	ABB Finance USA, Inc. 2.875%, 05/08/2022	378,664

	Food & Staples Retailing - 0.41%
	CVS Caremark Corp.
250,000	2.250%, 12/05/2018	250,217
100,000	4.750%, 05/18/2020	109,410
300,000	6.250%, 06/01/2027 (e)	349,422
265,000	Walgreen Co. 3.100%, 09/15/2022	248,901
300,000	Wal-Mart Stores, Inc. 6.500%, 08/15/2037	376,525
		1,334,475

	Food Products - 0.35%
	ConAgra Foods, Inc.
85,000	1.350%, 09/10/2015	85,626
50,000	1.900%, 01/25/2018	49,131
430,000	3.200%, 01/25/2023	399,996
	Kraft Foods Group, Inc.
295,000	1.625%, 06/04/2015	298,852
325,000	3.500%, 06/06/2022	317,314
		1,150,919

	Health Care Equipment & Supplies - 0.58%
320,000	Baxter International, Inc. 1.850%, 01/15/2017	323,678
480,000	Becton, Dickinson & Co. 3.250%, 11/12/2020	479,965
375,000	Covidien International Finance SA 2.800%, 06/15/2015	385,741
680,000	St. Jude Medical, Inc. 2.500%, 01/15/2016	697,849
		1,887,233

	Health Care Providers & Services - 1.24%
550,000	Cardinal Health, Inc. 3.200%, 03/15/2023	515,953
	Express Scripts Holding Co.
325,000	3.125%, 05/15/2016	339,401
50,000	3.500%, 11/15/2016	52,897
75,000	Howard Hughes Medical Institute 3.500%, 09/01/2023	73,902
730,000	Humana, Inc. 3.150%, 12/01/2022	677,059
	UnitedHealth Group, Inc.
490,000	1.625%, 03/15/2019	472,441
305,000	3.950%, 10/15/2042	259,698
250,000	Ventas Realty LP 5.700%, 09/30/2043	256,839
	WellPoint, Inc.
875,000	4.350%, 08/15/2020	926,129
325,000	3.125%, 05/15/2022	305,363
150,000	5.850%, 01/15/2036	162,286
		4,041,968

	Industrial Conglomerates - 0.19%
555,000	Koninklijke Philips Electronics NV 5.750%, 03/11/2018	635,539

	Insurance - 1.82%
	American International Group, Inc.
100,000	8.250%, 08/15/2018	125,337
30,000	4.875%, 06/01/2022	32,301
225,000	4.125%, 02/15/2024	224,154
565,000	Berkshire Hathaway Finance Corp. 0.950%, 08/15/2016	567,929
605,000	CNA Financial Corp. 7.350%, 11/15/2019	735,186
430,000	Liberty Mutual Group, Inc. 5.000%, 06/01/2021 (Acquired 04/16/2012, Cost $434,697) (b)	451,677
220,000	Lincoln National Corp. 4.000%, 09/01/2023	217,542
1,365,000	Loews Corp. 5.250%, 03/15/2016	1,488,726
	Marsh & McLennan Cos., Inc.
100,000	2.300%, 04/01/2017	100,788
200,000	4.050%, 10/15/2023	197,428
405,000	MetLife, Inc. 4.368%, 09/15/2023	414,277
425,000	New York Life Global Funding 3.000%, 05/04/2015 (Acquired 03/19/2012, Cost $434,723) (b)	438,732
	Prudential Financial, Inc.
375,000	4.500%, 11/15/2020	402,893
150,000	5.100%, 08/15/2043	149,539
405,000	Trinity Acquisition Plc 4.625%, 08/15/2023	398,630
		5,945,139

	Internet Software & Services - 0.16%
520,000	eBay, Inc. 1.350%, 07/15/2017	517,483

	Life Sciences Tools & Services - 0.06%
	Thermo Fisher Scientific, Inc.
135,000	1.300%, 02/01/2017	134,514
65,000	2.400%, 02/01/2019	64,472
		198,986

	Machinery - 0.42%
615,000	Cummins, Inc. 3.650%, 10/01/2023	607,971
	Eaton Corp.
450,000	5.600%, 05/15/2018	505,151
290,000	2.750%, 11/02/2022	271,052
		1,384,174

	Media - 1.46%
175,000	CBS Corp. 7.875%, 07/30/2030	218,277
	Comcast Corp.
1,040,000	5.875%, 02/15/2018	1,193,980
250,000	2.850%, 01/15/2023 (e)	231,605
250,000	6.400%, 05/15/2038	289,635
265,000	COX Communications, Inc. 2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $263,834) (b)	232,035
	DIRECTV Holdings, LLC
625,000	3.800%, 03/15/2022	601,441
285,000	6.350%, 03/15/2040	297,293
275,000	News America, Inc. 4.500%, 02/15/2021	295,215

	Time Warner Cable, Inc.
246,000	5.850%, 05/01/2017	268,516
40,000	5.000%, 02/01/2020	40,667
	Time Warner, Inc.
400,000	4.700%, 01/15/2021	425,312
75,000	3.400%, 06/15/2022	73,321
225,000	7.625%, 04/15/2031	285,498
135,000	6.500%, 11/15/2036	153,011
145,000	Viacom, Inc. 5.850%, 09/01/2043	152,973
		4,758,779

	Metals & Mining - 0.50%
420,000	BHP Billiton Finance USA Ltd. 1.625%, 02/24/2017 (e)	421,460
	Freeport-McMoRan Copper & Gold, Inc.
100,000	3.100%, 03/15/2020	97,289
250,000	3.875%, 03/15/2023	236,861
430,000	Rio Tinto Finance USA Ltd. 2.500%, 05/20/2016	443,698
165,000	Teck Resources Ltd. 6.000%, 08/15/2040	158,229
	Xstrata Finance Canada Ltd.
140,000	2.700%, 10/25/2017 (Acquired 10/18/2012, Cost $139,765) (a)(b)	141,717
135,000	4.000%, 10/25/2022 (Acquired 10/18/2012, Cost $134,658) (b)	128,955
		1,628,209

	Multi-Utilities - 0.77%
250,000	Consumers Energy Co. 3.375%, 08/15/2023	243,849
550,000	Dominion Resources, Inc. 1.400%, 09/15/2017	540,581
395,000	Sempra Energy 6.500%, 06/01/2016	444,707
1,175,000	Xcel Energy, Inc. 5.613%, 04/01/2017	1,295,555
		2,524,692

	Oil & Gas - 4.09%
150,000	Anadarko Petroleum Corp. 8.700%, 03/15/2019	190,117
	BP Capital Markets Plc
605,000	4.500%, 10/01/2020	654,607
835,000	2.500%, 11/06/2022	761,736
690,000	Canadian Natural Resources Ltd. 3.450%, 11/15/2021	679,189
525,000	Cenovus Energy, Inc. 5.200%, 09/15/2043	522,582
200,000	CNOOC Finance 2013 Ltd. 3.000%, 05/09/2023	178,993
910,000	ConocoPhillips 6.650%, 07/15/2018	1,083,754
	Energy Transfer Partners LP
803,000	8.500%, 04/15/2014	819,953
395,000	9.000%, 04/15/2019	499,777
175,000	5.200%, 02/01/2022	184,536
150,000	5.950%, 10/01/2043	152,707
690,000	Husky Energy, Inc. 3.950%, 04/15/2022	682,245
475,000	Kinder Morgan Energy Partners LP 3.450%, 02/15/2023	442,047
365,000	LUKOIL International Finance B.V. 3.416%, 04/24/2018 (Acquired 04/17/2013, Cost $365,000) (b)	369,106
430,000	Marathon Oil Corp. 6.000%, 10/01/2017	487,725
	Nexen, Inc.
100,000	5.875%, 03/10/2035	107,127
100,000	7.500%, 07/30/2039	127,937
	Petrobras International Finance Co.
260,000	3.500%, 02/06/2017	263,029
550,000	5.375%, 01/27/2021	548,563
250,000	6.875%, 01/20/2040	238,937

325,000	Petroleos Mexicanos 8.000%, 05/03/2019	394,875
	Phillips 66
330,000	1.950%, 03/05/2015	334,694
545,000	4.300%, 04/01/2022	554,794
960,000	Schlumberger Investment SA 3.650%, 12/01/2023	953,604
925,000	Shell International Finance BV 0.625%, 12/04/2015	925,637
230,000	Spectra Energy Partners LP 4.600%, 06/15/2021	238,799
645,000	Statoil ASA 1.950%, 11/08/2018	640,229
250,000	Valero Energy Corp. 9.375%, 03/15/2019	322,543
		13,359,842

	Pharmaceuticals - 1.33%
	AbbVie, Inc.
535,000	1.200%, 11/06/2015	540,684
180,000	1.750%, 11/06/2017	179,858
490,000	2.900%, 11/06/2022	458,861
895,000	GlaxoSmithKline Capital Plc 1.500%, 05/08/2017	896,128
430,000	Novartis Capital Corp. 2.900%, 04/24/2015	444,479
	Sanofi-Aventis SA
875,000	1.250%, 04/10/2018	852,792
445,000	4.000%, 03/29/2021	466,921
480,000	Teva Pharmaceutical Finance 3.000%, 06/15/2015	495,553
		4,335,276

	Pipelines - 0.84%
	Enterprise Products Operating LLC
255,000	3.350%, 03/15/2023	242,700
490,000	6.125%, 10/15/2039	542,747
	Spectra Energy Capital LLC
490,000	5.668%, 08/15/2014	504,647
645,000	5.650%, 03/01/2020	703,277
560,000	TransCanada Pipelines Ltd. 7.625%, 01/15/2039	749,874
		2,743,245

	Real Estate - 1.74%
445,000	Boston Properties LP 3.125%, 09/01/2023	407,289
	Duke Realty LP
145,000	3.875%, 02/15/2021	143,232
200,000	4.375%, 06/15/2022	198,566
285,000	ERP Operating LP 3.000%, 04/15/2023	260,763
	HCP, Inc.
250,000	2.625%, 02/01/2020	238,628
445,000	5.375%, 02/01/2021	485,113
	Health Care Property Investments, Inc.
125,000	6.300%, 09/15/2016	140,852
75,000	6.000%, 01/30/2017	84,115
	Health Care REIT, Inc.
195,000	2.250%, 03/15/2018	192,979
465,000	4.125%, 04/01/2019	490,184
430,000	5.250%, 01/15/2022	458,976
	Liberty Property LP
275,000	5.500%, 12/15/2016	303,773
25,000	4.125%, 06/15/2022	24,649
25,000	3.375%, 06/15/2023	22,798

155,000	Mid-America Apartments LP 4.300%, 10/15/2023	150,994
500,000	ProLogis LP 4.250%, 08/15/2023	494,893
161,000	Realty Income Corp. 3.250%, 10/15/2022	147,616
835,000	Simon Property Group, Inc. 6.125%, 05/30/2018	967,723
65,000	UDR, Inc. 3.700%, 10/01/2020	65,444
	Ventas Realty LP
260,000	2.000%, 02/15/2018	255,832
150,000	2.700%, 04/01/2020	143,634
		5,678,053

	Road & Rail - 0.60%
355,000	Burlington Northern Santa Fe LLC 7.950%, 08/15/2030	464,124
309,000	Canadian Pacific Railway Ltd. 4.500%, 01/15/2022	322,094
	CSX Corp.
895,000	3.700%, 11/01/2023	867,588
275,000	6.150%, 05/01/2037	308,050
		1,961,856

	Semiconductor & Semiconductor Equipment - 0.93%
	Altera Corp.
245,000	1.750%, 05/15/2017	241,430
300,000	2.500%, 11/15/2018	297,800
430,000	Analog Devices, Inc. 3.000%, 04/15/2016	448,473
480,000	Applied Materials, Inc. 2.650%, 06/15/2016	498,651
	Intel Corp.
960,000	1.350%, 12/15/2017	949,715
400,000	3.300%, 10/01/2021	398,071
225,000	TSMC Global Ltd. 1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $224,849) (b)	216,030
		3,050,170

	Software - 0.37%
565,000	CA, Inc. 4.500%, 08/15/2023	559,725
675,000	Oracle Corp. 1.200%, 10/15/2017	664,850
		1,224,575

	Specialty Retail - 0.64%
260,000	AutoZone, Inc. 4.000%, 11/15/2020	267,373
	Home Depot, Inc.
95,000	2.250%, 09/10/2018	96,412
285,000	2.700%, 04/01/2023	263,256
250,000	5.875%, 12/16/2036	289,434
1,180,000	Lowe’s Cos., Inc. 3.875%, 09/15/2023 (e)	1,188,750
		2,105,225

	Telecommunications - 0.06%
210,000	SBA Tower Trust 3.598%, 04/15/2018 (Acquired 04/04/2013, Cost $210,000) (b)	206,071

	Thrifts & Mortgage Finance - 0.02%
60,000	Santander Holdings USA, Inc. 4.625%, 04/19/2016	64,016

	Tobacco - 0.13%
	Altria Group, Inc.
34,000	9.700%, 11/10/2018	44,735
425,000	2.850%, 08/09/2022	392,040
		436,775

	Transportation - 0.38%
700,000	Burlington Northern Santa Fe LLC 5.150%, 09/01/2043	713,814
	Kansas City Southern de Mexico SA de CV
450,000	2.350%, 05/15/2020	419,841
125,000	3.000%, 05/15/2023	113,836
		1,247,491

	Trucking - 0.14%
	Penske Truck Leasing Co., L.P.
400,000	3.125%, 05/11/2015 (Acquired 05/08/2012, Cost $399,853) (b)(e)	411,529
35,000	4.875%, 07/11/2022 (Acquired 07/16/2013, Cost $35,961) (b)	35,968
		447,497

	Wireless Telecommunication Services - 0.23%
750,000	Vodafone Group Plc 1.625%, 03/20/2017	750,319
	Total Corporate Obligations (Cost $127,445,263)	127,765,358

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.20%
	Federal Government of Mexico
146,000	4.750%, 03/08/2044	132,313
300,000	5.750%, 10/12/2110	279,000
250,000	Republic of Colombia 4.375%, 07/12/2021	258,125
	Total Foreign Government Debt Obligations (Cost $635,354)	669,438

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 25.51%
	Federal Home Loan Mortgage Corp.
500,371	Series 2590, Pool #2590NV 5.000%, 03/15/2018	530,783
800,000	Series K-703, 2.699%, 05/25/2018 (a)	827,365
7,172	Pool #E9-9763 4.500%, 09/01/2018	7,616
7,004	Pool #E9-9764 4.500%, 09/01/2018	7,439
600,000	Series K-705, 2.303%, 09/25/2018 (a)	607,113
900,000	Series K-706, 2.323%, 10/25/2018	910,136
600,000	Series K-709, 2.086%, 03/25/2019	595,161
135,577	Pool #D9-6291 4.500%, 09/01/2023	143,520
364,146	Pool #G1-3624 5.000%, 08/01/2024	393,904
3,903,094	Pool #J2-5769 3.500%, 09/01/2028	4,090,873
429,657	Series 2329, Pool #2329ZA 6.500%, 06/15/2031	479,224
220,627	Series 2338, Pool #2338ZC 6.500%, 07/15/2031	249,523
361,010	Pool #78-0447 2.375%, 04/01/2033 (a)	382,012
289	Pool #A4-3129 5.500%, 02/01/2036	318
1,204,496	Pool #C0-3815 3.500%, 03/01/2042	1,197,124
935,216	Pool #U9-0688 4.000%, 05/01/2042	953,409
2,140,030	Pool #Q0-9949 3.000%, 08/01/2042	2,033,960
	Federal National Mortgage Association
482,160	Pool #467626 3.740%, 05/01/2018	519,017
2,308	Pool #685505 5.000%, 05/01/2018	2,464
2,180	Pool #705709 5.000%, 05/01/2018	2,327
1,626,413	Pool #AI4868 4.000%, 06/01/2026	1,734,105
1,310,070	Pool #AJ8325 3.000%, 12/01/2026	1,338,806
1,384,488	Pool #AB5907 3.000%, 08/01/2027	1,414,993
1,748,482	Pool #AQ5095 3.000%, 11/01/2027	1,787,350
1,004,457	Pool #AL2877 3.500%, 01/01/2028	1,053,159
245,402	Pool #544859 2.711%, 08/01/2029 (a)	255,950
325,379	Pool #786848 7.000%, 10/01/2031	377,571
11,116	Pool #727181 5.000%, 08/01/2033	12,134
5,682	Pool #730727 5.000%, 08/01/2033	6,214
1,546	Pool #741862 5.500%, 09/01/2033	1,714
2,277	Pool #766197 5.500%, 02/01/2034	2,524
364	Pool #776974 5.500%, 04/01/2034	406
294,278	Pool #888504 2.193%, 04/01/2034 (a)	314,067

13,827	Pool #775776 5.500%, 05/01/2034	15,334
305,392	Pool #802783 2.482%, 10/01/2034 (a)	324,439
14,304	Pool #781629 5.500%, 12/01/2034	15,842
703	Pool #806098 6.000%, 12/01/2034	780
212,831	Pool #735504 6.000%, 04/01/2035	239,218
14,982	Pool #822815 5.500%, 04/01/2035	16,599
13,191	Pool #357850 5.500%, 07/01/2035	14,617
12,112	Pool #820242 5.000%, 07/01/2035	13,222
2,683	Pool #838452 5.500%, 09/01/2035	2,989
13,373	Pool #865854 6.000%, 03/01/2036	14,859
26,510	Pool #891474 6.000%, 04/01/2036	29,524
21,317	Pool #906000 6.000%, 01/01/2037	23,666
182	Pool #928062 5.500%, 02/01/2037	201
329	Pool #899119 5.500%, 04/01/2037	362
309	Pool #938488 5.500%, 05/01/2037	341
442	Pool #970131 5.500%, 03/01/2038	485
480	Pool #981313 5.500%, 06/01/2038	531
536	Pool #985108 5.500%, 07/01/2038	593
227	Pool #964930 5.500%, 08/01/2038	252
236	Pool #987032 5.500%, 08/01/2038	260
317	Pool #968371 5.500%, 09/01/2038	351
129,138	Pool #AD0095 6.000%, 11/01/2038	143,155
186	Pool #993050 5.500%, 12/01/2038	204
53,912	Pool #993579 4.000%, 05/01/2039	55,620
13,703	Pool #AA5840 4.000%, 06/01/2039	14,136
168,065	Pool #AA7670 4.500%, 06/01/2039	178,574
116,941	Pool #AA8715 4.000%, 06/01/2039	120,917
14,426	Pool #AA9133 4.500%, 08/01/2039	15,370
30,977	Pool #AC2861 4.500%, 08/01/2039	33,000
66,715	Pool #AC6121 4.500%, 11/01/2039	71,050
11,122	Pool #AC8372 4.500%, 12/01/2039	11,845
500,934	Pool #AD0586 4.500%, 12/01/2039	533,777
459,322	Pool #AD5574 5.000%, 04/01/2040	499,881
1,484,770	Pool #AD4062 5.000%, 05/01/2040	1,617,780
2,013,008	Pool #AD5661 5.000%, 05/01/2040	2,193,712
2,519,393	Pool #AB1231 5.000%, 07/01/2040	2,747,972
93,278	Pool #AD7793 4.500%, 07/01/2040	99,056
29,074	Pool #AD9896 4.000%, 08/01/2040	29,999
1,015,783	Pool #AE0217 4.500%, 08/01/2040	1,077,975
36,891	Pool #AB1500 4.000%, 09/01/2040	38,069
29,147	Pool #AD9856 4.000%, 09/01/2040	30,072
34,832	Pool #AE2559 4.000%, 09/01/2040	35,924
11,594	Pool #AE2562 4.000%, 09/01/2040	11,960
13,516	Pool #AE2566 4.000%, 09/01/2040	13,947
78,543	Pool #AE4124 4.000%, 10/01/2040	81,036
46,165	Pool #AE4888 4.000%, 10/01/2040	47,622
50,854	Pool #AE3916 4.000%, 11/01/2040	52,460
8,277	Pool #AE5147 4.000%, 11/01/2040	8,540
99,276	Pool #AE8715 4.000%, 11/01/2040	102,391
1,016,806	Pool #AE0698 4.500%, 12/01/2040	1,079,609
186,558	Pool #AE8893 4.000%, 12/01/2040	192,536
10,368	Pool #AH0006 4.000%, 12/01/2040	10,697
29,827	Pool #AH0020 4.000%, 12/01/2040	30,781
58,698	Pool #AH0599 4.000%, 12/01/2040	60,572
25,259	Pool #AH0601 4.000%, 12/01/2040	26,061
96,159	Pool #AE7893 4.000%, 01/01/2041	99,214
40,298	Pool #AH1263 4.000%, 01/01/2041	41,585
208,460	Pool #AH2999 4.000%, 01/01/2041	215,072
600,000	Pool #TBA 4.000%, 01/15/2041 (f)	617,813
610,059	Pool #AB2265 4.000%, 02/01/2041	630,031

12,444	Pool #AH4659 4.000%, 02/01/2041	12,842
186,083	Pool #AH5653 4.000%, 02/01/2041	191,746
81,013	Pool #AH5783 4.000%, 02/01/2041	83,578
323,521	Pool #AL0934 5.000%, 02/01/2041	357,720
1,560,507	Pool #AB2537 5.000%, 03/01/2041	1,704,756
392,387	Pool #AD1889 4.500%, 03/01/2041	416,553
22,801	Pool #AH6150 4.000%, 03/01/2041	23,520
75,290	Pool #AH6583 4.000%, 03/01/2041	77,690
596,958	Pool #AH4246 4.500%, 04/01/2041	633,816
1,290,092	Pool #AH8854 4.500%, 04/01/2041	1,370,964
231,896	Pool #AL0215 4.500%, 04/01/2041	246,483
1,820,790	Pool #AL0247 4.000%, 04/01/2041	1,880,392
1,002,408	Pool #AI1856 4.500%, 05/01/2041	1,066,068
241,352	Pool #AL0187 5.000%, 05/01/2041	262,263
2,441,509	Pool #AL0208 4.500%, 05/01/2041	2,595,623
37,299	Pool #AL0456 5.000%, 06/01/2041	40,562
561,774	Pool #AI7368 4.500%, 07/01/2041	596,414
1,253,396	Pool #AB3395 4.500%, 08/01/2041	1,332,085
193,586	Pool #AI8154 4.000%, 08/01/2041	199,771
167,667	Pool #AI8842 4.500%, 08/01/2041	178,043
37,508	Pool #AJ1080 4.500%, 09/01/2041	39,822
62,938	Pool #AL0815 4.000%, 09/01/2041	65,109
170,535	Pool #AB3691 4.000%, 10/01/2041	175,740
21,992	Pool #AJ1562 4.000%, 10/01/2041	22,746
23,867	Pool #AJ1972 4.000%, 10/01/2041	24,686
3,234,192	Pool #AJ2212 4.500%, 10/01/2041	3,437,237
44,785	Pool #AJ3146 4.500%, 10/01/2041	47,549
232,607	Pool #AJ4044 4.000%, 10/01/2041	240,611
32,995	Pool #AJ4756 4.000%, 10/01/2041	34,127
1,804,074	Pool #AL0933 5.000%, 10/01/2041	1,971,803
1,291,248	Pool #AB3876 4.000%, 11/01/2041	1,330,660
26,957	Pool #AJ3330 4.000%, 11/01/2041	27,882
30,267	Pool #AJ4549 4.000%, 11/01/2041	31,310
22,891	Pool #AJ4698 4.000%, 11/01/2041	23,677
46,082	Pool #AJ5424 4.000%, 11/01/2041	47,673
23,907	Pool #AJ7840 4.000%, 11/01/2041	24,727
28,698	Pool #AB3995 4.000%, 12/01/2041	29,684
233,711	Pool #AB4054 4.000%, 12/01/2041	241,742
29,460	Pool #AI0848 4.000%, 12/01/2041	30,471
26,591	Pool #AJ4187 4.000%, 12/01/2041	27,503
34,229	Pool #AJ5736 4.000%, 12/01/2041	35,395
25,058	Pool #AJ5968 4.000%, 12/01/2041	25,862
34,405	Pool #AJ6061 4.000%, 12/01/2041	35,592
24,114	Pool #AJ7868 4.000%, 12/01/2041	24,942
48,519	Pool #AJ8104 4.000%, 12/01/2041	50,188
28,804	Pool #AJ8109 4.000%, 12/01/2041	29,798
22,839	Pool #AJ8171 4.000%, 12/01/2041	23,621
35,480	Pool #AJ8341 4.000%, 12/01/2041	36,690
57,100	Pool #AJ8436 4.000%, 12/01/2041	59,070
23,402	Pool #AJ8912 4.000%, 12/01/2041	24,209
27,863	Pool #AJ9248 4.000%, 12/01/2041	28,819
38,495	Pool #AJ2446 4.000%, 01/01/2042	39,728
35,765	Pool #AJ7538 4.000%, 01/01/2042	36,999
15,197	Pool #AJ8001 4.000%, 01/01/2042	15,679
36,232	Pool #AJ8369 4.000%, 01/01/2042	37,485
31,721	Pool #AJ9162 4.000%, 01/01/2042	32,815
174,534	Pool #AJ9330 4.000%, 01/01/2042	180,564
20,190	Pool #AJ9779 4.000%, 01/01/2042	20,820
28,441	Pool #AK0170 4.000%, 01/01/2042	29,416

59,378	Pool #AK0543 4.000%, 01/01/2042	61,428
23,399	Pool #AK0563 4.000%, 01/01/2042	24,201
52,414	Pool #AK1827 4.000%, 01/01/2042	54,217
5,986,470	Pool #AT3202 3.500%, 05/01/2042	5,958,709
185,727	Pool #AB5529 4.000%, 07/01/2042	189,531
322,295	Pool #AB6228 3.500%, 09/01/2042	320,589
311,981	Pool #AL3896 4.500%, 01/01/2043	331,236
589,094	Pool #AQ9316 2.500%, 01/01/2043	534,924
5,700,000	Pool #TBA 3.000%, 01/15/2043 (f)	5,412,774
2,436,037	Pool #MA1510 4.000%, 07/01/2043	2,485,845
	Government National Mortgage Association
232,897	Pool #752842X 3.950%, 07/15/2025	240,913
31,847	Pool #614436X 5.000%, 08/15/2033	34,614
502,839	Pool #618907X 5.000%, 09/15/2033	551,470
59,495	Pool #605098X 5.000%, 03/15/2034	65,213
60,809	Pool #520279X 5.000%, 11/15/2034	66,090
1,075,213	Pool #688021X 6.000%, 10/15/2038	1,197,568
82,004	Pool #736686X 5.000%, 02/15/2039	89,241
1,391,624	Pool #723248 5.000%, 10/15/2039	1,536,364
838,641	Pool #726382 5.000%, 10/15/2039	925,746
334,549	Pool #782916X 5.500%, 02/15/2040	367,919
1,191,771	Pool #752599C 4.000%, 10/20/2040	1,246,280
1,682,768	Pool #752631C 4.500%, 10/20/2040	1,822,913
2,092,269	Pool #AD8801X 3.500%, 03/15/2043	2,116,279
	Total Mortgage Backed Securities - U.S. Mortgage Backed Agency (Cost $82,763,856)	83,364,165

	MUNICIPAL DEBT OBLIGATIONS - 0.47%
	California, GO,
230,000	7.500%, 04/01/2034	293,680
175,000	7.950%, 03/01/2036	202,479
375,000	7.550%, 04/01/2039	485,426
60,000	New York City Transitional Finance Authority, Revenue Bond, 5.000%, 05/01/2042	62,122
	University of California, Refunding, Revenue Bond,
205,000	4.601%, 05/15/2031	204,619
275,000	5.000%, 05/15/2038	286,888
	Total Municipal Debt Obligations (Cost $1,450,576)	1,535,214

	U.S. GOVERNMENT AGENCY ISSUES - 1.47%
	Federal Home Loan Mortgage Corp.
1,300,000	1.000%, 03/08/2017	1,303,136
400,000	1.250%, 05/12/2017	403,074
1,200,000	1.000%, 06/29/2017	1,193,823
	Federal National Mortgage Association
200,000	4.125%, 04/15/2014	202,299
1,700,000	0.625%, 10/30/2014 (e)	1,706,613
	Total U.S. Government Agency Issues (Cost $4,791,923)	4,808,945

	U.S. TREASURY OBLIGATIONS - 21.35%

	U.S. Treasury Bonds - 3.19%
1,010,000	5.375%, 02/15/2031 (e)	1,238,197
7,515,000	3.125%, 11/15/2041	6,493,426
1,015,810	0.625%, 02/15/2043 (g)	783,127
470,000	3.625%, 08/15/2043 (e)	443,966
1,510,000	3.750%, 11/15/2043	1,459,746

	U.S. Treasury Notes - 18.16%
295,000	1.750%, 07/31/2015	301,914
3,875,000	0.250%, 10/31/2015	3,869,776
7,025,000	2.000%, 04/30/2016	7,268,402
3,950,000	0.625%, 07/15/2016	3,955,092
3,050,000	0.875%, 09/15/2016	3,068,468
10,810,000	0.875%, 01/31/2017	10,821,826
7,577,400	0.125%, 04/15/2018 (g)	7,731,911
1,505,000	1.250%, 10/31/2018	1,475,665
550,000	1.500%, 12/31/2018	543,834
10,665,000	2.000%, 11/15/2021	10,181,321
10,670,000	2.000%, 02/15/2022	10,127,334
	Total U.S. Treasury Obligations (Cost $71,063,480)	69,764,005

Number of Shares
	SHORT TERM INVESTMENTS - 2.92%

	Money Market Funds - 2.92%
9,532,466	Federated Prime Obligations Fund	9,532,466
	Total Short Term Investments (Cost $9,532,466)	9,532,466

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.02%

	Money Market Funds - 0.98%
3,188,911	First American Government Obligations Fund	3,188,911
4,931	Reserve Primary Fund (h)	191
	Total Money Market Funds (Cost $3,193,166)	3,189,102

Principal Amount
	Cash - 0.04%
$136,521	Cash	136,521
	Total Cash (Cost $136,521)	136,521

	Total Investments Purchased as Securities Lending Collateral (Cost $3,329,687)	3,325,623

	Total Investments (Cost $336,907,130) - 102.99%	336,557,355
	Liabilities in Excess of Other Assets - (2.99)%	(9,771,881)
	TOTAL NET ASSETS - 100.00%	$326,785,474

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2013.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $20,064,119, which represents 6.14% of total net assets.
(c)	Non-income producing. Item identified as in default as to payment of interest.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $9,265, which represents 0.00% of total net assets.
(e)	All or portion of this security is on loan.
(f)	Security purchased on a when-issued basis. On December 31, 2013, the total value of investments purchased on a when-issued basis was $6,030,587 or 1.85% of total net assets.
(g)	Represents a U.S. Treasury Inflation Protected Security.
(h)	As of December 31, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $191, which represents 0.00% of total net assets.
(i)	As of December 31, 2013, the Fund has fair valued this security. The value of this security is $325,000, which represents 0.10% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$336,907,130
Gross unrealized appreciation	4,869,297
Gross unrealized depreciation	(5,219,072)
Net unrealized depreciation	($349,775)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Tax-Exempt Fixed Income Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 98.39%

	Alaska - 1.15%
$195,000	Northern Tobacco Securitization Corp., Series A, Refunding, Revenue Bond, 5.000%, 06/01/2046	$126,048
500,000	Valdez Marine Terminal - BP Pipelines, Series B, Refunding, Revenue Bond, BP Plc Insured, 5.000%, 01/01/2021	572,085
		698,133

	Arizona - 2.96%
590,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2028	640,947
450,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, 5.000%, 07/01/2020	492,219
500,000	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	550,135
125,000	Salt Verde Financial Corp., Revenue Bond, 5.000%, 12/01/2037	120,931
		1,804,232

	Arkansas - 1.15%
210,000	Springdale School District, Refunding, GO, 3.000%, 06/01/2024	199,590
500,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	501,135
		700,725

	California - 8.73%
445,000	California Economic Recovery, Series A, Refunding, GO, 5.250%, 07/01/2021	516,378
395,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond, 6.400%, 08/15/2045	418,029
350,000	California Statewide Community Development Authority, Refunding, Revenue Bond, 6.125%, 07/01/2046	324,138
1,000,000	California, GO, 6.500%, 04/01/2033	1,181,930
	California, Refunding, GO,
100,000	5.000%, 09/01/2022	115,729
500,000	5.000%, 11/01/2043	506,165
175,000	Foothill/Eastern Transportation Corridor Agency, Series A, Refunding, Revenue Bond, 5.000%, 01/15/2042	166,155
200,000	Golden State Tobacco Securitization, Series A, Refunding, Revenue Bond, 5.750%, 06/01/2047	148,368
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1,101,720
275,000	San Joaquin Delta Community College District, Series B, GO, 5.000%, 08/01/2014	282,651
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	553,740
		5,315,003

	Colorado - 2.92%
130,000	Colorado Health Facilities Authority, Revenue Bond, 8.000%, 08/01/2043	126,549
500,000	Colorado Regional Transportation District, Series A, Revenue Bond, 5.000%, 11/01/2027	549,295
310,000	Denver Airport, Series B, Refunding, Revenue Bond, 5.000%, 11/15/2024	349,004

700,000	Regional Transportation District, Revenue Bond, 6.000%, 01/15/2026	749,805
		1,774,653

	Connecticut - 0.91%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2025	555,425

	District of Columbia - 0.65%
380,000	District of Columbia, Series A, Revenue Bond, 5.000%, 10/01/2029	395,732

	Florida - 2.30%
300,000	Brevard County Health Facilities Authority, Revenue Bond, 7.000%, 04/01/2039	323,304
500,000	Florida Board of Education, Series C, Refunding, GO, 4.000%, 06/01/2025	527,395
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	552,490
		1,403,189

	Georgia - 1.18%
350,000	Atlanta Water & Wastewater, Revenue Bond, 6.250%, 11/01/2039	393,593
325,000	Marietta Development Authority, Revenue Bond, 7.000%, 06/15/2039	322,312
		715,905

	Hawaii - 1.64%
85,000	Hawaii, Series CW, Refunding, GO, 5.000%, 04/01/2024	92,634
415,000	Hawaii, Series DJ, GO, 5.000%, 04/01/2024	472,569
400,000	Hawaii, Series DZ, GO, 5.000%, 12/01/2030	433,656
		998,859

	Idaho - 1.78%
1,000,000	Boise-Kuna District, Revenue Bond, 7.375%, 06/01/2034	1,080,870

	Illinois - 3.99%
225,000	Illinois Financial Authority, Revenue Bond, 7.000%, 08/15/2044	242,541
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond, 5.250%, 01/01/2030	156,436
	Railsplitter Tobacco Settlement Authority, Revenue Bond,
750,000	5.000%, 06/01/2018	847,740
500,000	6.250%, 06/01/2024	536,540
120,000	Southwestern Illinois Development Authority Health Care Facilities, Refunding, Revenue Bond, 7.125%, 11/01/2043	109,758
500,000	University of Illinois, Series C, Revenue Bond, 5.000%, 04/01/2026	533,985
		2,427,000

	Indiana - 3.28%
500,000	Fishers Industry Redevelopment District, Saxony Project, Revenue Bond, 5.250%, 07/15/2034	516,130
250,000	Indiana Municipal Power Agency, Series A, Refunding, Revenue Bond, 5.250%, 01/01/2032	262,770
400,000	Sheridan Community School’s Building Corporation, Revenue Bond, FSA Insured, 5.500%, 07/15/2020	439,704
125,000	Shoals Exempt Facilities, Revenue Bond, 7.250%, 11/01/2043	124,830
500,000	Tri-Creek Middle School Building Corp., Revenue Bond, FSA Insured, 5.250%, 07/15/2021	539,140
115,000	Valparaiso Exempt Facilities, Revenue Bond, 7.000%, 01/01/2044	115,079
		1,997,653

	Iowa - 1.01%
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured, 5.000%, 07/01/2014	613,092

	Kansas - 0.40%
365,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond, 0.000%, 06/01/2021 (a)	241,747

	Kentucky - 0.18%
100,000	Kentucky Public Transportation Infrastructure Authority, Series A, Revenue Bond, 5.000%, 07/01/2017	110,444

	Louisiana - 1.73%
800,000	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	930,008
125,000	Louisiana Public Facilities Authority, Series A, Revenue Bond, 8.375%, 12/15/2043	123,302
		1,053,310

	Maryland - 3.40%
325,000	Anne Arundel County, Tax Allocation, 6.100%, 07/01/2040	338,026
600,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	686,514
400,000	Maryland Department of Transportation, Revenue Bond, 5.000%, 02/15/2026	446,248
180,000	Maryland Economic Development Corporation, Refunding, Revenue Bond, Consol Energy, Inc. Insured, 5.750%, 09/01/2025	186,107
400,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	411,068
		2,067,963

	Massachusetts - 3.44%
250,000	Cambridge, GO, 3.000%, 02/15/2018	269,485
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond, 5.450%, 04/15/2014	432,490
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.500%, 11/15/2036	867,095
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	525,310
		2,094,380

	Michigan - 0.74%
400,000	Michigan Finance Authority, Series B, Refunding, Revenue Bond, 5.000%, 07/01/2021	450,328

	Minnesota - 1.27%
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond, 6.875%, 12/01/2048	147,936
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (b)	627,558
		775,494

	Missouri - 3.07%
135,000	Missouri Board of Public Buildings, Series A, Refunding, Revenue Bond, 3.000%, 10/01/2026	125,767
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	535,020
500,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond, 5.000%, 05/01/2024	545,495
250,000	Sikeston Electric, Refunding, Revenue Bond, 5.000%, 06/01/2018	272,843
350,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	391,930
		1,871,055

	Nebraska - 0.90%
500,000	Omaha Public Power Distributors, Series B, Revenue Bond, 5.000%, 02/01/2027	547,910

	New Hampshire - 0.20%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond, 5.000%, 07/01/2027	122,916

	New Jersey - 2.43%
150,000	City of Paterson, Refunding, GO, 5.000%, 01/15/2024	163,413
500,000	New Jersey State Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond, 5.500%, 12/15/2021	581,980
300,000	New Jersey Turnpike Authority, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2022	341,643
555,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond, 5.000%, 06/01/2041	392,108
		1,479,144

	New York - 9.79%
325,000	Brooklyn Arena Local Development Corp., Revenue Bond, 6.500%, 07/15/2030	349,563
500,000	Build NYC Resource Corp., Refunding, Revenue Bond, 5.000%, 08/01/2020	543,970
125,000	Liberty Development Corp., Revenue Bond, 5.250%, 10/01/2035	129,780
95,000	Nassau County Local Economic Assistance Corp., Refunding, Revenue Bond, 5.000%, 07/01/2019	104,394
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2022	40,804
250,000	New York City Municipal Water Finance Authority, Series BB, Refunding, Revenue Bond, 5.000%, 06/15/2046	255,280
500,000	New York City Transitional Finance Authority, Series A-1, Revenue Bond, 5.000%, 11/01/2042	518,440
900,000	New York City, GO, 5.375%, 04/01/2036	976,122
325,000	New York Dormitory Authority, Revenue Bond, 6.125%, 12/01/2029	319,634
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond, 5.000%, 07/01/2038	264,530
500,000	New York Environmental Facilities Corporation, Series A, Revenue Bond, 5.000%, 06/15/2034	537,115
500,000	New York Environmental Facilities, Revenue Bond, 5.500%, 10/15/2027	606,740
165,000	New York Thruway Authority General Revenue Junior Indebtedness, Series A, Refunding, Revenue Bond, 5.000%, 05/01/2019	189,498
205,000	New York, Series E, GO, 4.000%, 12/15/2027	210,908
125,000	New York, Series E, Refunding, GO, 5.000%, 08/01/2020	144,582
700,000	Tobacco Settlement Financing Corp., Series B, Refunding, Revenue Bond, 5.000%, 06/01/2022	771,407
		5,962,767

	North Carolina - 2.68%
115,000	Gaston County Industrial Facilities & Pollution Control Financing Authority, Revenue Bond, 5.750%, 08/01/2035	98,659
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	518,835
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Revenue Bond, 5.000%, 01/01/2025	350,061
250,000	North Carolina Eastern Municipal Power Agency Power Systems, Series B, Refunding, Revenue Bond, 6.250%, 01/01/2023	303,475

305,000	North Carolina, Series C, Refunding, GO, 5.000%, 05/01/2022	361,742
		1,632,772

	North Dakota - 1.04%
500,000	University of North Dakota, Refunding, Revenue Bond, 5.000%, 04/01/2032	525,090
110,000	Williston Multi-Family Housing, Revenue Bond, 7.750%, 09/01/2038	107,261
		632,351

	Ohio - 2.01%
175,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	130,146
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	550,485
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond, 5.000%, 01/01/2026	543,865
		1,224,496

	Oregon - 0.71%
400,000	Clackamas County School District, GO, 5.000%, 06/15/2021 (b)	434,924

	Pennsylvania - 6.04%
500,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	515,750
180,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond, 6.500%, 05/01/2017	188,428
350,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	408,271
200,000	Montgomery County Industrial Development Authority, Revenue Bond, 6.000%, 02/01/2021	200,030
400,000	Pennsylvania Economic Development Financing Authority, Albert Einstein Health Care, Series A, Refunding, Revenue Bond, 6.250%, 10/15/2023	432,264
500,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bond, 5.250%, 07/01/2019	528,240
400,000	5.800%, 07/01/2030	395,816
250,000	Pennsylvania Higher Educational Facilities Authority, Series E, Refunding, Revenue Bond, 5.000%, 05/15/2019	287,100
500,000	Philadelphia Gas Works, Refunding, Revenue Bond, 5.250%, 08/01/2017	558,085
150,000	University of Pittsburgh of the Commonwealth System of Higher Education, Series B, Revenue Bond, 5.000%, 09/15/2028	162,665
		3,676,649

	Puerto Rico - 1.37%
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, GO, 5.250%, 07/01/2032	694,642
135,000	Puerto Rico Public Buildings Authority, Prerefunded, Revenue Bond, 5.250%, 07/01/2029	138,290
		832,932

	South Carolina - 0.73%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond, 5.000%, 12/01/2025	443,472

	South Dakota - 0.84%
500,000	South Dakota Housing Development Authority, Series A, Revenue Bond, 4.250%, 05/01/2015	511,975

	Texas - 11.90%
430,000	Central Texas Regional Mobility Authority, Series A, Refunding, Revenue Bond, 6.000%, 01/01/2041	437,594
635,000	Clifton Texas Higher Education Finance Corp., Series A, Refunding, Revenue Bond, 4.000%, 12/01/2015	645,935

200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond, 5.000%, 11/01/2026	212,134
515,000	Frisco Texas Independent School District, Series A, GO, 6.000%, 08/15/2038	582,789
425,000	Harris County Industrial Development, Revenue Bond, 5.000%, 02/01/2023	449,420
500,000	Houston, GO, 5.250%, 03/01/2028	548,400
580,000	La Porte Independent School District, GO, 5.250%, 02/15/2024	642,982
250,000	North Texas Tollway Authority, Series A, Revenue Bond, 5.000%, 09/01/2020	287,088
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond, 5.750%, 01/01/2038 (b)	842,388
155,000	San Antonio Electric & Gas, Refunding, Revenue Bond, 5.000%, 02/01/2022	180,082
250,000	Tarrant County Cultural Education Facilities Finance Corp., Refunding, Revenue Bond, 0.030%, 10/01/2041 (b)	250,000
400,000	Texas Private Activity Surface Transportation Corp., LBJ Infrastructure, Revenue Bond, 7.500%, 06/30/2033	448,268
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
445,000	7.500%, 12/31/2031	500,055
85,000	7.000%, 12/31/2038	91,022
115,000	6.750%, 06/30/2043	120,211
500,000	Texas Transportation Commission, Revenue Bond, 5.000%, 04/01/2018	566,950
400,000	Texas, Series A, GO, 5.000%, 04/01/2022	439,092
		7,244,410

	Utah - 0.92%
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	561,925

	Virginia - 2.66%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1,139,120
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond, 5.750%, 01/01/2034	479,652
		1,618,772

	Washington - 2.78%
325,000	Central Puget Sound Reginald Transit Authority, Series P-1, Refunding, Revenue Bond, 5.000%, 02/01/2027	359,518
500,000	Energy Northwest Washington Electric, Series D, Revenue Bond, 5.000%, 07/01/2035	523,215
500,000	King County Hospital, Refunding, GO, MBIA Insured, 5.000%, 12/01/2021	531,975
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond, 6.375%, 10/01/2036	276,960
		1,691,668

	Wisconsin - 3.51%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured, 5.500%, 12/15/2026	569,810
115,000	Wisconsin Health & Educational Facilities Authority, Series A, Revenue Bond, 5.125%, 02/01/2038	98,113
220,000	Wisconsin Public Finance Authority, Refunding, Revenue Bond, 5.000%, 07/01/2022	223,496
150,000	Wisconsin Public Financing Authority, Refunding, Revenue Bond, 5.750%, 10/01/2031	134,877
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	1,113,650
		2,139,946
	Total Municipal Debt Obligations (Cost $57,972,786)	59,904,221

Number of Shares
	SHORT TERM INVESTMENTS - 1.86%
	Money Market Funds - 1.86%
1,134,843	Fidelity Tax Exempt Portfolio	1,134,843
	Total Short Term Investments (Cost $1,134,843)	1,134,843

	Total Investments (Cost $59,107,629) - 100.25%	61,039,064
	Liabilities in Excess of Other Assets - (0.25)%	(154,323)
	TOTAL NET ASSETS - 100.00%	$60,884,741

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond.
(b)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2013.

Glossary of Terms
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$59,107,629
Gross unrealized appreciation	2,640,297
Gross unrealized depreciation	(708,862)
Net unrealized appreciation	$1,931,435

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; and (2) certain common stocks, preferred stocks and real estate investment trusts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks, preferred stocks and Real Estate Investment Trusts that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities and investments purchased as securities lending collateral.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

GuideMarkSM Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$185,390,151	$—	$—	$185,390,151
Short Term Investments	61,520	—	—	61,520
Investments Purchased as Securities Lending Collateral	3,806,548	—	792	3,807,340
Total Investments in Securities	$189,258,219	$—	$792	$189,259,011

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

There was no activity in the Level 3 assets during the period ended December 31, 2013. The ending balance as of December 31, 2013 was unchanged from the ending balance as of March 31, 2013. The Level 3 investments as of December 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$197,713,775	$—	$—	$197,713,775
Short Term Investments	29,175	—	—	29,175
Investments Purchased as Securities Lending Collateral	11,078,986	—	906	11,079,892
Total Investments in Securities	$208,821,936	$—	$906	$208,822,842

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

There was no activity in the Level 3 assets during the period ended December 31, 2013. The ending balance as of December 31, 2013 was unchanged from the ending balance as of March 31, 2013. The Level 3 investments as of December 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$79,288,438	$—	$—	$79,288,438
Real Estate Investment Trusts	1,601,039	—	—	1,601,039
Investments Purchased as Securities Lending Collateral	4,038,408	—	247	4,038,655
Total Investments in Securities	$84,927,885	$—	$247	$84,928,132

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

There was no activity in the Level 3 assets during the period ended December 31, 2013. The ending balance as of December 31, 2013 was unchanged from the ending balance as of March 31, 2013. The Level 3 investments as of December 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$39,386,533	$300,586,322	$—	$339,972,855
Investment Companies	4,563,580	—	—	4,563,580
Preferred Stocks	—	4,003,689	—	4,003,689
Real Estate Investment Trusts	—	1,334,211	—	1,334,211
Short Term Investments	18,039,832	794,975	—	18,834,807
Investments Purchased as Securities Lending Collateral	216,813	—	216	217,029
Total Investments in Securities	$62,206,758	$306,719,197	$216	$368,926,171

Other Financial Instruments*
Futures	341,168		—	341,168
Total	$341,168	$—	$—	$341,168

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Description	Investments in Securities
Transfers into Level 1	$3,508,584
Transfers out of Level 1	(5,070,552)
Net Transfers into/(out of) Level 1	$(1,561,968)

Transfers into Level 2	$5,070,552
Transfers out of Level 2	(3,508,584)
Net Transfers into/(out of) Level 2	$1,561,968

Transfers were made due to valuation adjustments on foreign common stocks to account for the market movement between the close of a foreign market and the close of the New York Stock Exchange. Transfers between levels are recognized at the end of the reporting period.

There was no activity in the Level 3 assets during the period ended December 31, 2013. The ending balance as of December 31, 2013 was unchanged from the ending balance as of March 31, 2013. The Level 3 investments as of December 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$129,750,212	$—	$—	$129,750,212
Real Estate Investment Trusts	2,357,055	—	—	2,357,055
Short Term Investments	1,152,313	—	—	1,152,313
Investments Purchased as Securities Lending Collateral	2,547,617	—	—	2,547,617
Total Investments in Securities	$135,807,197	$—	$—	$135,807,197

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

GuideMarkSM Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$21,911,062	$—	$21,911,062
Collateralized Mortgage Obligations	—	13,881,079	—	13,881,079
Corporate Obligations	—	127,765,358	—	127,765,358
Foreign Government Debt Obligations	—	669,438	—	669,438
Mortgage Backed Securities	—	83,364,165	—	83,364,165
Municipal Debt Obligations	—	1,535,214	—	1,535,214
U.S. Government Agency Issues	—	4,808,945		4,808,945
U.S. Treasury Obligations	—	69,764,005	—	69,764,005
Total Fixed Income	—	323,699,266	—	323,699,266
Short Term Investments	9,532,466	—	—	9,532,466
Investments Purchased as Securities Lending Collateral	3,325,432	—	191	3,325,623
Total Investments in Securities	$12,857,898	$323,699,266	$191	$336,557,355

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in/out of Levels 1 or 2. during the period ended December 31, 2013.

There was no activity in the Level 3 assets during the period ended December 31, 2013. The ending balance as of December 31, 2013 was unchanged from the ending balance as of March 31, 2013. The Level 3 investments as of December 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$—	$59,904,221	$—	$59,904,221
Short Term Investments	1,134,843	—	—	1,134,843
Total Investments in Securities	$1,134,843	$59,904,221	$—	$61,039,064

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

Derivative Instruments and Hedging Activities

GuideMarkSM World ex-US Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the year the portfolio utilized exchange traded equity index futures in order to equitize cash. At year end the portfolio had approximately 2.9% invested in these instruments.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2013

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value

Equity Contracts - Futures*	Variation margin on futures contracts	$341,168	Variation margin on futures contracts	$0
Total		$341,168		$0

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures during the period ended December 31, 2013 were as follows:

Long Positions		Short Positions
Futures	$2,502,598	Futures	$0

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	2/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	2/21/14

By (Signature and Title)*	/s/ Starr E. Frohlich
Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	2/21/14

* Print the name and title of each signing officer under his or her signature.